                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2012

ITEM 1. Report to Shareholders

SEMI-ANNUAL REPORT

J u n e  3 0,  2 0 1 2

( u n a u d i t e d )

MARKET VECTORS

INTERNATIONAL ETFs

AFK

BRF®

PEK®

COLX®

EGPT

GERJ

MES

SCIF®

IDX

IDXJ

LATM

PLND

RSX®

RSXJ®

VNM

Africa Index
ETF

Brazil
Small-Cap ETF

China ETF

Colombia ETF

Egypt Index ETF

Germany
Small-Cap ETF

Gulf States
Index ETF

India
Small-Cap Index ETF

Indonesia
Index ETF

Indonesia
Small-Cap ETF

Latin America
Small-Cap Index ETF

Poland
ETF

Russia
ETF

Russia
Small-Cap ETF

Vietnam
ETF

MARKET VECTORS INTERNATIONAL ETFs

The information contained in these shareholder letters represent the opinions of Van Eck Global and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Van Eck Global are as of June 30, 2012, and are subject to change.

MARKET VECTORS INTERNATIONAL ETFs

Dear Shareholder:

As of June 30, 2012, Market Vectors offered 15 international equity ETFs to help investors access investment opportunities in geographic regions and individual countries across the globe. Market Vectors was a pioneer is developing many of the first ETFs covering countries such as Russia (2007), Africa (2008), Poland (2009), Indonesia (2009), Vietnam (2009) and Egypt (2010).

ETF Launch

In the first half of 2012, we continued our tradition of innovation by introducing a new exchange-traded fund: Indonesia Small-Cap ETF (ticker: IDXJ). IDXJ offers investors yet another way to access the domestic growth story of Indonesia, Southeast Asia’s largest economy and the world’s fourth largest country by population. As emerging markets continue to evolve, we believe that the rising middle class and increasing domestic consumption continue to be important drivers of growth. Investing in small-caps — which tend to be more non-cyclical, consumer-oriented companies — is one way to capture such growth.

Expense Reduction

In addition to the launch of IDXJ, we also lowered the net expense ratio of Indonesia Index ETF (ticker: IDX) to 57 basis points (bps) from 60 bps. This marked the second time in IDX’s more than three-year history that its expense cap has been lowered.

Both the introduction of IDXJ and the lowering of IDX’s net expense ratio reflect our commitment of offering investors cost-efficient, transparent, and liquid access to potentially high-growth international markets.

International Market Overview

During the first quarter of 2012, equities markets enjoyed a rally that peaked in March, as did all the Market Vectors international ETFs. Investors showed an appetite for high-growth emerging markets and frontier markets where stocks had been beaten down in 2011. According to Morningstar1, U.S. open-ended funds (ex Mutual Fund and Fund of Funds) in the “international stock” category saw a total net inflow of $27.3B for the first six months of 2012.

In the second quarter of 2012, concerns surrounding the fate of euro, anemic economic recovery in U.S., and slowdown in China and Brazil once again took hold of investor mind set, tempering investor confidence. Several countries ended the reporting period in the red, including Indonesia (-0.50%), who is a major commodities exporter to China and is also battling inflation on the home front, and Russia (-2.27%), which has experienced political turmoil amidst Putin’s return to the Kremlin as president, as well as suffering from falling oil prices and reduced exports on the heel of eurozone recession.

Despite the volatility spurred by these global macro developments, several Market Vectors international ETFs ended the first half of the year in positive territory. The top performing Market Vectors international ETFs during this period include Egypt Index: EGPT (+30.08%), Vietnam: VNM (+22.63%) and India Small-Cap: SCIF (+16.55%) — all of which outperformed the S&P® 500 Index2 return of 9.49%. Germany Small-Cap: GERJ (+10.31%), the strongest economy in Europe, and Poland: PLND (+9.40%), which is well-insulated from the euro crisis, also produced positive returns for our investors.

MARKET VECTORS INTERNATIONAL ETFs

Summary

The catalysts for the next cycle of global growth may be the expanding middle class in emerging markets (e.g., Mexico and Indonesia) and frontier markets (e.g., Africa and Vietnam), where GDP growth has stayed relatively strong this year despite economic anxieties across much of the developed world.

Through our international ETFs, Market Vectors Trust continues to innovate and expand investor’s choices for global diversification. We will continue to focus on single-country and style-specific ETFs where favorable demographic characteristics, economic growth trends, and investor demand are converging. As 2012 has shown so far, performance in these international markets can be unpredictable over the short term. But we believe a well diversified investor who seeks out the world’s high-growth opportunities has the potential to be rewarded over the longer term.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit marketvectorsetfs.com if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

July 20, 2012

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	Source: Morningstar Direct, as of June 30, 2012

[2]	S&P® 500 Index, calculated with dividends reinvested, consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

MARKET VECTORS AFRICA INDEX ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	DJAFKT[2]

Year to Date	8.00%	6.29%	6.60%

One Year	(10.54)%	(11.29)%	(10.95)%

Life* (annualized)	(7.40)%	(7.50)%	(6.25)%

Life* (cumulative)	(26.33)%	(26.64)%	(22.62)%

*since 7/10/08

Commencement date for the Market Vectors Africa Index ETF was 7/10/08.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/10/08) to the first day of secondary market trading in shares of the Fund (7/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 1.00% / Net Expense Ratio 0.79%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.78% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Dow Jones Africa Titans 50 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones Africa Titans 50 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Dow Jones Africa Titans 50 IndexSM (DJAFKT) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in Africa or that generate the majority of their revenues in Africa.

MARKET VECTORS BRAZIL SMALL-CAP ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVBRFTR[2]

Year to Date	0.41%	0.55%	0.64%

One Year	(26.43)%	(25.29)%	(24.62)%

Life* (annualized)	20.83%	20.80%	21.39%

Life* (cumulative)	80.94%	80.80%	83.61%

*since 5/12/09

Commencement date for the Market Vectors Brazil Small-Cap ETF was 5/12/09.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/12/09) to the first day of secondary market trading in shares of the Fund (5/14/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.65% / Net Expense Ratio 0.61%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Brazil Small-Cap Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Brazil Small-Cap ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Brazil Small-Cap Index (MVBRFTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed on an exchange in Brazil, or that generate at least 50% of their revenues in Brazil.

MARKET VECTORS CHINA ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	CSIR0300[2]

Year to Date	(0.13)%	4.85%	5.33%

One Year	(27.36)%	(17.79)%	(16.38)%

Life* (annualized)	(12.55)%	(12.11)%	(10.72)%

Life* (cumulative)	(20.51)%	(19.83)%	(21.48)%

*since 10/13/10

Commencement date for the Market Vectors China ETF was 10/13/10

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/13/10) to the first day of secondary market trading in shares of the Fund (10/14/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 1.45% / Net Expense Ratio 0.73%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.72% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

CSI 300 Index and its logo are service marks of China Securities Index Co., Ltd. (“CSI”) and have been licensed for use by Van Eck Associates Corporation. The Market Vectors China ETF is not sponsored, endorsed, sold or promoted by CSI and CSI makes no representation regarding the advisability of investing in the Market Vectors China ETF. CSI 300 is a registered trademark of China Securities Index Co., Ltd.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

CSI 300 Index (CSIR0300) is a modified free-float market capitalization-weighted index compiled and managed by China Securities Index Co., Ltd. Considered to be the leading index for the Chinese equity market, the CSI 300 is a diversified index consisting of 300 constituent stocks listed on the Shenzhen Stock Exchange and/or the Shanghai Stock Exchange.

MARKET VECTORS COLOMBIA ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVCOLXTR[2]

Year to Date	7.59%	6.61%	6.76%

One Year	(13.00)%	(12.40)%	(12.08)%

Life* (annualized)	(8.80)%	(8.77)%	(8.35)%

Life* (cumulative)	(11.26)%	(11.21)%	(10.69)%

*since 3/14/11

Commencement date for the Market Vectors Colombia ETF was 3/14/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (3/14/11) to the first day of secondary market trading in shares of the Fund (3/15/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 5.58% / Net Expense Ratio 0.75%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.75% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Colombia Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Colombia ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Colombia Index (MVCOLXTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Colombia, or that generate at least 50% of their revenues in Colombia.

MARKET VECTORS EGYPT INDEX ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVEGPTTR[2]

Year to Date	32.88%	30.08%	29.65%

One Year	(15.81)%	(16.22)%	(16.03)%

Life* (annualized)	(17.47)%	(17.57)%	(18.86)%

Life* (cumulative)	(36.52)%	(36.70)%	(39.03)%

*since 2/16/10

Commencement date for the Market Vectors Egypt Index ETF was 2/16/10.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/16/10) to the first day of secondary market trading in shares of the Fund (2/18/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 1.19% / Net Expense Ratio 0.97%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.94% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Egypt Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Egypt ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Egypt Index (MVEGPTTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Egypt, or that generate at least 50% of their revenues in Egypt.

MARKET VECTORS GERMANY SMALL-CAP ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]		NAV	MVGERJTR[2]

Year to Date	9.43%		10.31%	9.61%

One Year	(26.49)%		(24.30)%	(24.11)%

Life* (annualized)	(20.20)%		(18.68)%	(18.51)%

Life* (cumulative)	(24.37	) %	(22.59)%	(22.39	) %

*since 4/4/11

Commencement date for the Market Vectors Germany Small-Cap ETF was 4/4/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/4/11) to the first day of secondary market trading in shares of the Fund (4/5/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 4.20% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Germany Small-Cap Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Germany Small-Cap ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Germany Small-Cap Index (MVGERJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed on an exchange in Germany, or that generate at least 50% of their revenues in Germany.

MARKET VECTORS GULF STATES INDEX ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	DJMEST[2]
Year to Date	1.23%	0.05%	0.13%

One Year	(4.85)%	(5.21)%	(4.55)%

Life* (annualized)	(15.12)%	(14.80)%	(14.48)%

Life* (cumulative)	(47.58)%	(46.80)%	(46.00)%

*since 7/22/08

Commencement date for the Market Vectors Gulf States Index ETF was 7/22/08.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/08) to the first day of secondary market trading in shares of the Fund (7/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 2.87% / Net Expense Ratio 0.99%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.98% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Dow Jones GCC Titans 40 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones GCC Titans 40 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Dow Jones Gulf States Titans 40 IndexSM (DJMEST) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in countries belonging to the Gulf Cooperation Council (GCC) or that generate the majority of their revenues in these countries.

MARKET VECTORS INDIA SMALL-CAP INDEX ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVSCIFTR[2]

Year to Date	17.98%	16.55%	15.96%

One Year	(35.30)%	(34.91)%	(34.35)%

Life* (annualized)	(28.86)%	(28.94)%	(29.05)%

Life* (cumulative)	(46.73)%	(46.84)%	(46.99)%

*since 8/24/10

Commencement date for the Market Vectors India Small-Cap Index ETF was 8/24/10.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/24/10) to the first day of secondary market trading in shares of the Fund (8/25/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 1.89% / Net Expense Ratio 0.93%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.85% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® India Small-Cap Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors India Small-Cap Index (MVSCIFTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are headquartered in India or that generate the majority of their revenues in India.

MARKET VECTORS INDONESIA INDEX ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVIDXTR[2]

Year to Date	(3.58)%	(4.14)%	(4.72)%

One Year	(12.80)%	(12.26)%	(12.19)%

Life* (annualized)	42.53%	42.30%	43.16%

Life* (cumulative)	240.15%	238.30%	245.38%

*since 1/15/09

Commencement date for the Market Vectors Indonesia Index ETF was 1/15/09.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/15/09) to the first day of secondary market trading in shares of the Fund (1/20/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.67% / Net Expense Ratio 0.60%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.57% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation. The Fund expense cap prior to May 1, 2012 was 0.60%.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Indonesia Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Indonesia Index ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Indonesia Index (MVIDXTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Indonesia, or that generate at least 50% of their revenues in Indonesia.

MARKET VECTORS INDONESIA SMALL-CAP ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVIDXJTR[2]

Year to Date	N/A	N/A	N/A

Life* (cumulative)	(16.34)%	(14.93)%	(13.69)%

*since 3/20/12

Commencement date for the Market Vectors Indonesia Small-Cap ETF was 3/20/12.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (3/20/12) to the first day of secondary market trading in shares of the Fund (3/21/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 2.43% / Net Expense Ratio 0.61%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.61% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Indonesia Small-Cap Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Indonesia Small-Cap ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Indonesia Small-Cap Index (MVIDXTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed on an exchange in Indonesia, or that generate at least 50% of their revenues in Indonesia.

MARKET VECTORS LATIN AMERICA SMALL-CAP INDEX ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVLATMTR[2]

Year to Date	(1.64)%	0.37%	0.45%

One Year	(26.16)%	(25.37)%	(24.93)%

Life* (annualized)	(4.43)%	(3.79)%	(3.30)%

Life* (cumulative)	(9.63)%	(8.26)%	(7.23)%

*since 4/6/10

Commencement date for the Market Vectors Latin America Small-Cap Index ETF was 4/6/10.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/6/10) to the first day of secondary market trading in shares of the Fund (4/7/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 1.62% / Net Expense Ratio 0.64%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.63% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Latin America Small-Cap Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Latin America Small-Cap Index ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Latin America Small-Caps Index (MVLATMTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed on an exchange in the Latin American region or that generate at least 50% of their revenues in the Latin American region.

MARKET VECTORS POLAND ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVPLNDTR[2]

Year to Date	10.30%	9.40%	8.89%

One Year	(32.92)%	(32.98)%	(32.78)%

Life* (annualized)	(7.91)%	(8.08)%	(7.72)%

Life* (cumulative)	(19.27)%	(19.66)%	(18.83)%

*since 11/24/09

Commencement date for the Market Vectors Poland ETF was 11/24/09.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/24/09) to the first day of secondary market trading in shares of the Fund (11/25/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 1.13% / Net Expense Ratio 0.61%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Poland Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Poland ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Poland Index (MVPLNDTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed in Poland, or that generate at least 50% of their revenues in Poland.

MARKET VECTORS RUSSIA ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVRSXTR[2]

Year to Date	(1.84)%	(0.80)%	(2.78)%

One Year	(30.63)%	(30.61)%	(31.82)%

Life* (annualized)	(6.45)%	(6.48)%	(7.08)%

Life* (cumulative)	(29.22)%	(29.34)%	(31.25)%

*since 4/24/07

Commencement date for the Market Vectors Russia ETF was 4/24/07.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/07) to the first day of secondary market trading in shares of the Fund (4/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.66% / Net Expense Ratio 0.62%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Russia Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Russia ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Russia Index (MVRSXTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed in Russia, or that generate at least 50% of their revenues in Russia. Index data prior to March 19, 2012 reflects that of the DAXglobal® Russia+ Index (DXRPUS). From March 19, 2012, forward, the index data reflects that of the Market Vectors Russia Total Return Index (MVRSXTR). All Index history reflects a blend of the performance of the aforementioned Indexes and is not intended for any third party use.

MARKET VECTORS RUSSIA SMALL-CAP ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVRSXJTR[2]

Year to Date	(11.34)%	(10.78)%	(11.25)%

One Year	(38.45)%	(38.47)%	(38.51)%

Life* (annualized)	(37.13)%	(37.12)%	(37.30)%

Life* (cumulative)	(43.06)%	(43.06)%	(43.25)%

*since 4/13/11

Commencement date for the Market Vectors Russia Small-Cap ETF was 4/13/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/13/11) to the first day of secondary market trading in shares of the Fund (4/14/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 2.54% / Net Expense Ratio 0.72%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.67% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Russia Small-Cap Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Russia Small-Cap ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Russia Small-Cap Index (MVRSXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed in Russia, or that generate at least 50% of their revenues in Russia.

MARKET VECTORS VIETNAM ETF

PERFORMANCE COMPARISON
June 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVVNMTR[2]

Year to Date	26.25%	22.63%	21.56%

One Year	(10.95)%	(11.89)%	(12.92)%

Life* (annualized)	(9.38)%	(9.84)%	(9.89)%

Life* (cumulative)	(24.73)%	(25.82)%	(25.96)%

*since 8/11/09

Commencement date for the Market Vectors Vietnam ETF was 8/11/09.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/11/09) to the first day of secondary market trading in shares of the Fund (8/14/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.75% / Net Expense Ratio 0.75%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.76% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Vietnam Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Vietnam ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Vietnam Index (MVVNMTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed in Vietnam, or that generate at least 50% of their revenues in Vietnam.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 to June 30, 2012.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2012- June 30, 2012

Africa Index ETF*
Actual	$1,000.00	$1,062.90	0.79%	$4.05
Hypothetical**	$1,000.00	$1,020.93	0.79%	$3.97

Brazil Small-Cap ETF*
Actual	$1,000.00	$1,005.50	0.61%	$3.04
Hypothetical**	$1,000.00	$1,021.83	0.61%	$3.07

China ETF*
Actual	$1,000.00	$1,048.50	0.73%	$3.72
Hypothetical**	$1,000.00	$1,021.23	0.73%	$3.67

Colombia ETF*
Actual	$1,000.00	$1,066.10	0.75%	$3.85
Hypothetical**	$1,000.00	$1,021.13	0.75%	$3.77

Egypt Index ETF*
Actual	$1,000.00	$1,300.80	0.97%	$5.55
Hypothetical**	$1,000.00	$1,020.04	0.97%	$4.87

Germany Small-Cap ETF*
Actual	$1,000.00	$1,103.10	0.55%	$2.88
Hypothetical**	$1,000.00	$1,022.13	0.55%	$2.77

Gulf States Index ETF*
Actual	$1,000.00	$1,000.50	0.99%	$4.92
Hypothetical**	$1,000.00	$1,019.94	0.99%	$4.97

India Small-Cap Index ETF*
Actual	$1,000.00	$1,165.50	0.93%	$5.01
Hypothetical**	$1,000.00	$1,020.24	0.93%	$4.67

Indonesia Index ETF*
Actual	$1,000.00	$ 958.60	0.60%	$2.92
Hypothetical**	$1,000.00	$1,021.88	0.60%	$3.02

Indonesia Small-Cap ETF***
Actual	$1,000.00	$ 850.70	0.61%	$1.57
Hypothetical**	$1,000.00	$1,012.23	0.61%	$1.71

Latin America Small-Cap Index ETF*
Actual	$1,000.00	$1,003.70	0.64%	$3.19
Hypothetical**	$1,000.00	$1,021.68	0.64%	$3.22

Poland ETF*
Actual	$1,000.00	$1,094.00	0.61%	$3.18
Hypothetical**	$1,000.00	$1,021.83	0.61%	$3.07

Russia ETF*
Actual	$1,000.00	$ 992.00	0.62%	$3.07
Hypothetical**	$1,000.00	$1,021.78	0.62%	$3.12

Russia Small-Cap ETF*
Actual	$1,000.00	$ 892.20	0.72%	$3.39
Hypothetical**	$1,000.00	$1,021.28	0.72%	$3.62

Vietnam*
Actual	$1,000.00	$1,226.30	0.75%	$4.15
Hypothetical**	$1,000.00	$1,021.13	0.75%	$3.77

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2012) multiplied by the average account value over the period, multiplied by 182 and divided by 366 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
***

Expenses are equal to the Fund’s annualized expense ratio (for the period from March 20, 2012 to June 30, 2012) multiplied by the average account value over the period, multiplied by 102 and divided by 366 (to reflect the period from inception).

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 1.2%
227,633	Paladin Energy Ltd. * #	$298,080
134,040	Perseus Mining Ltd. * #	344,438
192,085	Resolute Mining Ltd. * #	267,832

		910,350

Canada: 3.9%
139,359	First Quantum Minerals Ltd.	2,460,603
58,529	Nevsun Resources Ltd.	190,035
79,570	Semafo, Inc.	364,502

		3,015,140

Egypt: 18.7%
707,028	Commercial International Bank Egypt SAE #	3,070,794
462,847	Egyptian Financial Group-Hermes Holding SAE * #	792,136
875,354	Egyptian Kuwaiti Holding Co. #	1,026,620
104,422	El Sewedy Electric Co. * #	412,519
109,381	Orascom Construction Industries #	4,565,589
3,431,549	Orascom Telecom Holding SAE * #	1,750,104
3,431,549	Orascom Telecom Media And Technology Holding SAE *	838,276
1,457,544	Talaat Moustafa Group * #	1,068,899
451,195	Telecom Egypt	990,492

		14,515,429

Kenya: 1.0%
3,179,550	Equity Bank Ltd. #	802,457

Morocco: 13.6%
99,998	Attijariwafa Bank	3,842,857
66,059	Banque Centrale Populaire	1,499,981
54,523	Banque Marocaine du Commerce Exterieur #	1,184,670
159,174	Douja Promotion Groupe Addoha S.A. #	1,226,012
220,659	Maroc Telecom #	2,807,323

		10,560,843

Nigeria: 17.3%
43,109,700	First Bank of Nigeria Plc	2,892,522
38,504,882	Guaranty Trust Bank Plc #	3,560,795
4,595,751	Nigerian Breweries Plc	2,858,543
39,335,994	United Bank for Africa Plc * #	888,774
37,744,372	Zenith Bank Ltd.	3,188,849

		13,389,483

Norway: 0.0%
7,937	Veripos, Inc. * #	22,730

South Africa: 24.7%
36,246	ABSA Group Ltd. #	627,690
43,798	AngloGold Ashanti Ltd. #	1,495,230
117,124	Aquarius Platinum Ltd. (GBP) † #	84,092
41,503	Aspen Pharmacare Holdings Ltd. * #	639,268
30,788	Bidvest Group Ltd. #	687,190
274,548	FirstRand Ltd. #	888,284
82,673	Gold Fields Ltd. #	1,051,126
72,360	Impala Platinum Holdings Ltd. † #	1,201,009
157,796	MTN Group Ltd. #	2,731,323
47,222	Naspers Ltd. #	2,521,147
51,843	Remgro Ltd. † #	835,032
193,461	Sanlam Ltd. #	849,049
56,637	Sasol Ltd. #	2,388,043
41,229	Shoprite Holdings Ltd. #	760,838
145,207	Standard Bank Group Ltd. #	1,967,567
35,839	Vodacom Group Ltd. #	408,026

		19,134,914

United Kingdom: 19.5%
79,371	Acergy S.A. (NOK) #	1,571,870
313,474	Afren Plc * #	510,315
59,051	African Minerals Ltd. * #	293,716
44,490	Lonmin Plc † #	541,996
1,425,834	Old Mutual Plc #	3,395,984
146,887	Petra Diamonds Ltd. * #	277,784
26,657	Randgold Resources Ltd. (ADR)	2,399,397
264,909	Tullow Oil Plc #	6,131,719

		15,122,781

Total Common Stocks
(Cost: $83,087,667)		77,474,127

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.3%
(Cost: $1,030,727)
1,030,727	Bank of New York Overnight Government Fund	1,030,727

Total Investments: 101.2%
(Cost: $84,118,394)		78,504,854
Liabilities in excess of other assets: (1.2)%		(937,640)

NET ASSETS: 100.0%		$77,567,214

ADR	American Depositary Receipt
GBP	British Pound
NOK	Norwegian Krone
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $973,343.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $55,948,070 which represents 72.1% of net assets.

See Notes to Financial Statements

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	%of Investments	Value

Basic Materials	17.6%	$13,657,883
Communications	15.6	12,046,691
Consumer, Non-cyclical	5.5	4,258,649
Diversified	3.3	2,548,842
Energy	10.6	8,236,634
Financial	41.0	31,747,320
Industrial	6.4	4,978,108

	100.0%	$77,474,127

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$–	$910,350	$–	$910,350
Canada	3,015,140	–	–	3,015,140
Egypt	1,828,768	12,686,661	–	14,515,429
Kenya	–	802,457	–	802,457
Morocco	5,342,838	5,218,005	–	10,560,843
Nigeria	8,939,914	4,449,569	–	13,389,483
Norway	–	22,730	–	22,730
South Africa	–	19,134,914	–	19,134,914
United Kingdom	2,399,397	12,723,384	–	15,122,781
Money Market Fund	1,030,727	–	–	1,030,727

Total	$22,556,784	$55,948,070	$–	$78,504,854

During the period, transfers of securities from Level 1 to Level 2 were $2,934,773 and transfers from Level 2 to Level 1 were $9,930,405. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 80.2%
Basic Materials: 3.6%
1,182,920	Colossus Minerals, Inc. (CAD) *	$4,113,090
952,076	Jaguar Mining, Inc. (USD) * †	1,104,408
7,709,586	Mirabela Nickel Ltd. (AUD) * † #	2,081,101
2,450,234	MMX Mineracao e Metalicos S.A. *	7,136,604
2,301,050	Paranapanema S.A. *	2,520,443

		16,955,646

Communications: 4.3%
709,850	B2W Cia Global Do Varejo *	2,067,524
1,756,912	NII Holdings, Inc. (USD) *	17,973,210

		20,040,734

Consumer, Cyclical: 12.6%
360,400	Arezzo Industria e Comercio S.A.	5,365,178
336,700	Autometal S.A.	2,489,417
2,484,803	Brookfield Incorporacoes S.A.	4,094,945
2,468,650	Even Construtora e Incorporadora S.A.	8,407,053
1,497,450	Gol Linhas Aereas Inteligentes S.A. (ADR) * †	6,603,754
874,150	Grendene S.A.	4,569,866
728,000	Iochpe Maxion S.A.	8,481,553
477,100	Magazine Luiza S.A.	2,232,880
536,450	Marisa Lojas S.A.	6,143,067
275,700	Positivo Informatica S.A. *	772,811
1,238,200	Restoque Comercio e Confeccoes de Roupas S.A.	6,337,414
951,450	Tecnisa S.A.	3,495,993

		58,993,931

Consumer, Non-cyclical: 24.3%
228,200	Abril Educacao S.A.	3,180,143
602,900	American Banknote S.A.	9,005,228
710,000	Brazil Pharma S.A.	3,800,100
728,530	Estacio Participacoes S.A.	8,814,179
854,200	Fleury S.A.*	10,844,959
109,152	Kroton Educacional S.A.* #	121,483
1,106,658	Kroton Educacional S.A.*	16,006,181
1,331,450	Marfrig Alimentos S.A. *	6,191,557
924,200	Mills Estruturas e Servicos de Engenharia S.A.	12,699,985
1,401,850	Obrascon Huarte Lain Brasil S.A.	12,458,562
667,100	Qualicorp S.A. *	5,832,351
1,067,600	Santos Brasil Participacoes S.A.	16,265,153
551,950	SLC Agricola S.A.	5,493,393
340,700	Technos S.A.	3,121,175
167,309	Tereos Internacional S.A. Rights (BRL 2.06, expiring 07/17/12) *	2,499

		113,836,948

Energy: 3.2%
2,668,950	HRT Participacoes em Petroleo S.A. *	8,318,460
1,143,650	QGEP Participacoes S.A.	4,173,739
11,600,850	Vanguarda Agro S.A. *	2,194,835

		14,687,034

Financial: 19.8%
827,100	Aliansce Shopping Centers S.A.	7,124,137
1,390,300	Brasil Brokers Participacoes S.A.	4,520,119
576,900	Brasil Insurance Participacoes e Administracao S.A.	5,127,043
546,000	EZ Tec Empreendimentos e Participacoes S.A.	5,605,437
2,516,735	Gafisa S.A. (ADR) *	6,392,507
1,523,590	GP Investments Ltd. (BDR) *	3,557,698
258,050	Iguatemi Empresa de Shopping Centers S.A.	5,331,877
1,250,050	JHSF Participacoes S.A.	3,734,279
256,961	LPS Brasil Consultoria de Imoveis S.A.	4,285,882
3,027,150	Odontoprev S.A.	15,373,129
13,263,500	PDG Realty SA Empreendimentos e Participacoes	23,178,932
1,872,200	Rossi Residencial S.A.	4,595,442
266,600	Sonae Sierra Brasil S.A.	3,889,161

		92,715,643

Industrial: 3.4%
2,258,700	LLX Logistica S.A. *	2,485,301
2,105,015	Magnesita Refratarios S.A.	6,707,541
717,800	OSX Brazil S.A. *	3,216,430
222,600	Tegma Gestao Logistica S.A.	3,380,284

		15,789,556

Technology: 5.1%
1,245,400	Totvs S.A.	23,996,505

Utilities: 3.9%
630,150	Cia de Saneamento de Minas Gerais-COPA S.A.	13,647,760
586,353	Equatorial Energia S.A.	4,379,037

		18,026,797

Total Common Stocks
(Cost: $423,778,378)		375,042,794

PREFERRED STOCKS: 19.8%
Basic Materials: 1.7%
506,650	Cia de Ferro Ligas da Bahia	2,850,458
2,576,200	Suzano Papel e Celulose S.A.	5,092,116

		7,942,574

Communications: 0.6%
191,900	Saraiva S.A. Livreiros Editores	2,121,075
212,460	Telecomunicacoes Brasileiras S.A. *	772,197

		2,893,272

Consumer, Cyclical: 5.0%
901,665	Alpargatas S.A.*	6,015,589
2,453,600	Marcopolo S.A.	11,055,554
1,449,600	Randon Implementos e Participacoes S.A.	6,495,594

		23,566,737

Consumer, Non-cyclical: 5.4%
1,643,300	Anhanguera Educacional Participacoes S.A.	20,945,223
383,350	Contax Participacoes S.A.	4,218,091
19,162	Kroton Educacional S.A. * #	29,988

		25,193,302

Financial: 4.5%
567,850	Banco ABC Brasil S.A.*	2,700,009
711,450	Banco Industrial e Comercial S.A.	2,019,052
1,856,063	Banco Panamericano S.A.	4,712,931
1,497,463	Sul America S.A.	11,630,781

		21,062,773

See Notes to Financial Statements

Number of Shares		Value

Utilities: 2.6%
267,950	Centrais Eletricas de Santa Catarina S.A.	$5,415,031
66,300	Cia de Gas de Sao Paulo	1,435,922
262,450	Cia Energetica do Ceara	5,028,168

		11,879,121

Total Preferred Stocks
(Cost: $93,485,604)		92,537,779

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $517,263,982)		467,580,573

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3%
(Cost: $15,563,067)
15,563,067	Bank of New York Overnight Government Fund	15,563,067

Total Investments: 103.3%
(Cost: $532,827,049)		483,143,640
Liabilities in excess of other assets: (3.3)%		(15,316,931)

NET ASSETS: 100.0%		$467,826,709

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,269,747.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,232,572 which represents 0.5% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$14,874,545	$2,081,101	$–	$16,955,646
Communications	20,040,734	–	–	20,040,734
Consumer, Cyclical	58,993,931	–	–	58,993,931
Consumer, Non-cyclical	113,715,465	121,483	–	113,836,948
Energy	14,687,034	–	–	14,687,034
Financial	92,715,643	–	–	92,715,643
Industrial	15,789,556	–	–	15,789,556
Technology	23,996,505	–	–	23,996,505
Utilities	18,026,797	–	–	18,026,797
Preferred Stocks
Basic Materials	7,942,574	–	–	7,942,574
Communications	2,893,272	–	–	2,893,272
Consumer, Cyclical	23,566,737	–	–	23,566,737
Consumer, Non-cyclical	25,163,314	29,988	–	25,193,302
Financial	21,062,773	–	–	21,062,773
Utilities	11,879,121	–	–	11,879,121
Money Market Fund	15,563,067	–	–	15,563,067

Total	$480,911,068	$2,232,572	$–	$483,143,640

See Notes to Financial Statements

CHINA ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

MONEY MARKET FUNDS: 65.3% (a)
2,072,834	Blackrock Federal Fund	$2,072,834
2,072,834	Dreyfus Government Cash Management Fund	2,072,834
2,072,834	Federated Government Obligation Fund	2,072,834
2,072,834	Fidelity Institutional Money Market Government Fund Class 1	2,072,834
2,072,834	Western Asset Institutional Government Money Market Fund	2,072,834

Total Money Market Funds
(Cost: $10,364,170)		10,364,170
Other assets less liabilities: 34.7%		5,511,973

NET ASSETS: 100.0%		$15,876,143

Total Return Swap Contracts – As of June 30, 2012, the Fund had outstanding swap contracts with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate	Rate Paid by the Fund As 06/30/12	Termination Date	% of Net Assets	Unrealized Depreciation

			3-Month
Credit Suisse Securities			Libor Plus
(Europe) Limited	CSI 300 Total Return Index	$16,654,964	0.75%	1.22%	10/18/12	(4.2)%	$(668,891)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Money Market Funds	100.0%	$10,364,170

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Money Market Funds	$10,364,170	$–	$–	$10,364,170

Other Financial Instruments, net*	$–	$(668,891)	$–	$(668,891)

*	Other financial instruments, net, include total return swap contracts.
(a)	All or a portion of these securities are segregated for swap collateral.

See Notes to Financial Statements

COLOMBIA ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 83.6%
Basic Materials: 2.2%
7,442	Continental Gold Ltd. (CAD) *	$48,171
31,929	Gran Colombia Gold Corp. (CAD) *	9,879

		58,050

Consumer, Cyclical: 4.8%
7,649	Almacenes Exito S.A.	126,727

Consumer, Non-cyclical: 4.6%
10,505	Grupo Nutresa S.A.	120,783

Energy: 26.6%
3,463	C&C Energia Ltd. (CAD) *	18,878
53,700	Canacol Energy Ltd. (CAD) *	23,999
3,682	Ecopetrol S.A. (ADR)	205,419
22,748	Gran Tierra Energy, Inc. (USD) *	111,693
8,703	Pacific Rubiales Energy Corp. (CAD)	184,301
8,869	Parex Resources, Inc. (CAD) *	41,117
12,951	PetroMagdalena Energy Corp. (CAD) *	20,099
8,516	Petrominerales Ltd. (CAD)	96,193

		701,699

Financial: 26.1%
9,144	BanColombia S.A.	138,367
3,112	BanColombia S.A. (ADR)	192,446
1,361,543	Bolsa de Valores de Colombia	21,535
9,237	Corp Financiera Colombiana S.A.	156,974
10,395	Grupo de Inversiones Suramericana S.A.	180,151

		689,473

Industrial: 8.0%
19,546	Cementos Argos S.A.	76,738
13,513	Inversiones Argos S.A.	125,052
1,716,430	Tableros y Maderas de Caldas S.A.	9,165

		210,955

Utilities: 11.3%
30,714	Cia Colombiana de Inversiones S.A.	73,298
19,901	Interconexion Electrica S.A. E.S.P.	129,475
70,298	Isagen S.A. E.S.P.	96,597

		299,370

Total Common Stocks
(Cost: $2,391,722)		2,207,057

PREFERRED STOCKS: 16.4%
Financial: 14.3%
8,940	Banco Davivienda S.A.	110,310
227,713	Grupo Aval Acciones y Valores	146,234
6,634	Grupo de Inversiones Suramericana S.A.	120,924

		377,468

Industrial: 2.1%
6,059	Inversiones Argos S.A.	54,372

Total Preferred Stocks
(Cost: $431,602)		431,840

MONEY MARKET FUND: 3.3%
(Cost: $86,602)
86,602	Dreyfus Government Cash Management Fund	86,602

Total Investments: 103.3%
(Cost: $2,909,926)		2,725,499
Liabilities in excess of other assets: (3.3)%		(87,232)

NET ASSETS: 100.0%		$2,638,267

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$2,207,057	$–	$–	$2,207,057
Preferred Stocks*	431,840	–	–	431,840
Money Market Fund	86,602	–	–	86,602

Total	$2,725,499	$–	$–	$2,725,499

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS(a)
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 102.5%
Basic Materials: 13.8%
1,550,447	Cenatamin Plc (GBP) * #	$1,691,980
343,331	Egyptian Financial & Industrial Co. * #	586,342
1,365,214	Ezz Steel #	1,611,467
885,103	Sidi Kerir Petrochemcials Co. #	1,827,784

		5,717,573

Communications: 20.9%
1,099,369	Orascom Telecom Holding SAE (GDR) * † Reg S	2,748,423
3,004,543	Orascom Telecom Media And Technology Holding SAE (GDR) * Reg S	3,605,452
1,040,355	Telecom Egypt	2,283,853

		8,637,728

Consumer, Cyclical: 1.2%
1,263,887	Arab Cotton Ginning Co. #	508,837

Consumer, Non-cyclical: 4.6%
2,399,188	Juhayna Food Industries #	1,899,749

Diversified: 6.1%
2,156,164	Egyptian Kuwaiti Holding Co. #	2,528,760

Energy: 8.0%
2,797,149	Circle Oil Plc (GBP) * #	739,092
874,920	Maridive & Oil Services SAE * #	989,154
179,723	Transglobe Energy Corp. (CAD) *	1,597,224

		3,325,470

Financial: 36.7%
4,385,073	Amer Group Holding * #	484,964
2,375,215	Citadel Capital Corp. * #	1,259,140
759,717	Commercial International Bank Egypt SAE #	3,299,633
974,274	Egyptian Financial Group-Hermes Holding SAE * #	1,667,413
3,317,132	Egyptian for Tourism Resorts Co. * #	614,346
359,403	National Societe Generale Bank SAE #	1,744,506
2,784,943	Palm Hills Developments SAE * #	896,457
1,830,884	Pioneers Holding * #	1,270,714
397,127	Six of October Development & Investment Co. *	1,111,051
3,868,229	Talaat Moustafa Group * #	2,836,791

		15,185,015

Industrial: 11.2%
401,031	El Sewedy Electric Co. * #	1,584,274
75,195	Orascom Construction Industries (GDR) † Reg S	3,045,397

		4,629,671

Total Common Stocks
(Cost: $48,444,369)		42,432,803

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.6%
(Cost: $3,135,257)
3,135,257	Bank of New York Overnight Government Fund	3,135,257

Total Investments: 110.1%
(Cost: $51,579,626)		45,568,060
Liabilities in excess of other assets: (10.1)%		(4,198,149)

NET ASSETS: 100.0%		$41,369,911

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,961,228.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $28,041,403 which represents 67.8% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$–	$5,717,573	$–	$5,717,573
Communications	8,637,728	–	–	8,637,728
Consumer, Cyclical	–	508,837	–	508,837
Consumer, Non-cyclical	–	1,899,749	–	1,899,749
Diversified	–	2,528,760	–	2,528,760
Energy	1,597,224	1,728,246	–	3,325,470
Financial	1,111,051	14,073,964	–	15,185,015
Industrial	3,045,397	1,584,274	–	4,629,671
Money Market Fund	3,135,257	–	–	3,135,257

Total	$17,526,657	$28,041,403	$–	$45,568,060

During the period, transfers of securities from Level 1 to Level 2 were $1,691,980 and transfers from Level 2 to Level 1 were $6,143,326. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 93.1%
Basic Materials: 8.4%
979	H&R WASAG A.G. #	$17,616
2,706	SGL Carbon S.E. #	106,207
9,359	Symrise A.G. #	286,034

		409,857

Communications: 7.3%
3,106	ADVA A.G. Optical Networking * #	16,180
3,518	Drillisch A.G. #	33,803
8,156	Freenet A.G. #	118,861
8,853	QSC A.G. #	24,644
34,978	Sky Deutschland A.G. * #	127,448
1,478	Stroer Out-of-Home Media A.G. * #	14,577
303	XING A.G. #	17,734

		353,247

Consumer, Cyclical: 12.0%
5,913	Air Berlin Plc * #	13,518
1,993	BayWa A.G. † #	73,242
1,460	Beter Bed Holding NV #	28,514
1,842	CTS Eventim A.G. #	55,585
397	Delticom A.G. #	26,221
1,642	Douglas Holding A.G. † #	64,883
2,483	ElringKlinger A.G. #	59,415
1,912	Gerry Weber International A.G. #	79,307
839	Grammer A.G. #	14,708
319	Lotto24 *	888
3,741	Praktiker A.G. * #	5,885
260	Rational A.G. #	62,147
3,199	SAF-Holland S.A. * #	18,050
319	Tipp24 S.E. * #	16,057
11,311	TUI A.G. * #	67,853

		586,273

Consumer, Non-cyclical: 10.7%
323	Bertrandt A.G. #	24,263
2,324	Carl Zeiss Meditec A.G. #	56,215
7,245	Evotec A.G. * #	19,743
1,311	GFK S.E. #	65,213
1,605	Morphosys A.G. * † #	35,924
1,049	Sixt A.G. #	17,651
4,383	Stada Arzneimittel A.G. #	134,483
8,503	Wirecard A.G. #	165,339

		518,831

Energy: 2.0%
1,527	CropEnergies A.G. #	9,113
1,391	Fuchs Petrolub A.G. #	71,456
4,503	Nordex S.E. * #	17,026

		97,595

Financial: 17.8%
3,568	Aareal Bank A.G. * #	58,966
6,182	Alstria Office REIT-A.G. #	65,644
5,954	CA Immobilien Anlagen A.G. * #	59,792
2,191	Comdirect Bank A.G. #	19,852
5,575	Conwert Immobilien Invest S.E. #	61,500
826	Deutsche Beteiligungs A.G. #	16,355
3,162	Deutsche Euroshop A.G. #	112,431
7,343	Deutsche Wohnen A.G. † #	123,821
2,090	DIC Asset A.G. #	18,084
4,885	GAGFAH S.A. * #	46,882
3,878	GSW Immobilien A.G. #	132,952
51,116	Hansteen Holdings Plc (GBP) #	57,789
11,881	IVG Immobilien A.G. * #	23,736
7,479	TAG Immobilien A.G. #	70,572

		868,376

Industrial: 27.3%
718	Asian Bamboo A.G. #	6,926
2,753	Aurubis A.G. #	133,320
3,222	Balda A.G. #	19,684
727	Bauer A.G. #	17,363
2,452	Canadian Solar, Inc. (USD) * †	8,827
608	CENTROTEC Sustainable A.G. #	10,046
6,612	Deutz A.G. * #	33,742
932	Duerr A.G. #	57,667
3,502	Elster Group S.E. (ADR) *	71,091
2,256	Gerresheimer A.G. * #	106,491
4,765	Gildemeister A.G. #	75,408
17,404	Heidelberger Druckmaschinen A.G. * † #	24,338
1,307	Indus Holding A.G. † #	35,974
2,944	Jenoptik A.G. #	18,740
7,819	Kloeckner & Co S.E. * #	80,402
1,083	Krones A.G. #	54,865
1,966	KUKA A.G. * #	44,414
2,667	Leoni A.G. #	102,028
1,327	NORMA Group #	29,240
781	Pfeiffer Vacuum Technology A.G. #	79,939
3,104	Rheinmetall A.G. #	153,012
2,307	Rofin-Sinar Technologies, Inc. (USD) *	43,671
822	SMA Solar Technology A.G. † #	28,273
413	Vossloh A.G. #	34,861
786	VTG A.G. #	12,116
1,775	Wacker Neuson S.E. #	23,577
8,620	Yingli Green Energy Holding Co. Ltd. (ADR) * †	23,964

		1,329,979

Technology: 7.6%
7,488	Aixtron S.E. (ADR)	107,153
1,063	Bechtle A.G. #	39,332
708	Centrotherm Photovoltaics A.G. † #	2,099
4,891	Dialog Semiconductor Plc * #	89,037
3,046	Kontron A.G. #	18,841
6,568	Solarworld A.G. † #	11,571
1,544	Suss Microtec A.G. * #	17,836
2,350	Wincor Nixdorf A.G. #	83,778

		369,647

Total Common Stocks
(Cost: $5,413,980)		4,533,805

PREFERRED STOCKS: 5.2%
Consumer, Non-cyclical: 1.1%
147	Biotest A.G. #	7,003
487	Draegerwerk A.G. & Co. KGaA #	48,231

		55,234

Energy: 3.3%
2,898	Fuchs Petrolub A.G. #	159,562

Industrial: 0.8%
1,306	Jungheinrich A.G. #	38,165

Total Preferred Stocks
(Cost: $266,203)		252,961

See Notes to Financial Statements

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

CLOSED-END FUND: 1.7%
(Cost: $74,158)
1,012	BB Biotech A.G. * #	$81,485

MONEY MARKET FUND: 1.6%
(Cost: $80,226)
80,226	Dreyfus Government Cash Management Fund	80,226

Total Investments Before Collateral for
Securities Loaned: 101.6%
(Cost: $5,834,567)		4,948,477

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 5.7%
(Cost: $275,542)
275,542	Bank of New York Overnight Government Fund	275,542

Total Investments: 107.3%
(Cost: $6,110,109)		5,224,019
Liabilities in excess of other assets: (7.3)%		(354,485)

NET ASSETS: 100.0%		$4,869,534

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $261,817.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,612,657 which represents 94.7% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$–	$409,857	$–	$409,857
Communications	–	353,247	–	353,247
Consumer, Cyclical	888	585,385	–	586,273
Consumer, Non-cyclical	–	518,831	–	518,831
Energy	–	97,595	–	97,595
Financial	–	868,376	–	868,376
Industrial	147,553	1,182,426	–	1,329,979
Technology	107,153	262,494	–	369,647
Preferred Stocks*	–	252,961	–	252,961
Closed-End Fund	–	81,485	–	81,485
Money Market Funds	355,768	–	–	355,768

Total	$611,362	$4,612,657	$–	$5,224,019

* See Schedule of Investments for security type and industry sector breakouts.

During the period, transfers of securities from Level 1 to Level 2 were $57,790. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.4%
Bahrain: 3.1%
590,948	Ahli United Bank B.S.C.	$325,021
110,308	Gulf Finance House E.C. * #	20,895

		345,916

Iraq: 1.3%
120,140	DNO International ASA (NOK) * #	139,221

Kuwait: 38.4%
120,000	Boubyan Bank K.S.C. * #	266,628
85,000	Boubyan Petrochemicals Co.	179,171
103,813	Burgan Bank #	158,477
265,500	Gulf Bank K.S.C. * #	415,192
65,000	Investment Dar Co. K.S.C. * #	–
291,390	Kuwait Finance House #	777,355
107,842	Kuwait Investment Projects Co. K.S.C.C. #	126,541
50,000	Mabanee Co. SAKC #	192,223
355,000	Mobile Telecommunications Co. K.S.C. #	938,300
236,991	National Bank of Kuwait S.A.K. #	862,706
205,000	National Industries Group Holding S.A. * #	149,036
130,000	Public Warehousing Co. K.S.C. #	179,628

		4,245,257

Oman: 3.6%
164,256	Bank Muscat S.A.O.G. #	257,237
60,348	Omani Qatari Telecommunications Co. S.A.O.G. #	80,601
40,682	Renaissance Services S.A.O.G. * #	53,790

		391,628

Qatar: 32.1%
20,042	Barwa Real Estate Co. Q.S.C. #	147,247
12,745	Commercial Bank of Qatar #	241,276
10,646	Doha Bank Q.S.C. #	159,649
75,706	Masraf Al Rayan Q.S.C. #	563,601
5,150	Qatar Electricity & Water Co. Q.S.C. #	188,888
2,677	Qatar Fuel Co. #	172,311
28,523	Qatar Gas Transport Co. Ltd. Nakilat #	123,254
7,796	Qatar International Islamic Bank #	103,940
12,170	Qatar Islamic Bank S.A.Q. #	255,044
24,281	Qatar National Bank S.A.Q. #	882,960
5,899	Qatar Navigation #	96,090
17,822	Qatar Telecom (Qtel) Q.S.C. #	511,077
43,542	Vodafone Qatar Q.S.C. * #	107,790

		3,553,127

United Arab Emirates: 21.9%
403,480	Abu Dhabi Commercial Bank #	371,455
471,100	Air Arabia PJSC #	77,544
235,652	Aldar Properties PJSC #	72,852
158,465	Arabtec Holding Co. PJSC #	125,216
666,265	Dana Gas PJSC * #	68,545
39,329	DP World Ltd. #	419,484
329,630	Dubai Financial Market PJSC * #	87,584
117,386	Dubai Islamic Bank #	59,670
615,420	Emaar Properties PJSC #	481,289
92,709	First Gulf Bank PJSC #	204,764
199,558	National Bank of Abu Dhabi PJSC #	456,429

		2,424,832

Total Common Stocks
(Cost: $10,642,103)		11,099,981

Principal Amount

CONVERTIBLE BOND: 0.0%
(Cost: $2,185)
$841	Bank Muscat S.A.O.G. 7.00%, 03/20/14 #	2,512

Number of Shares

MONEY MARKET FUND: 0.3%
(Cost: $31,718)
31,718	Dreyfus Government Cash Management Fund	31,718

Total Investments: 100.7%
(Cost: $10,676,006)		11,134,211
Liabilities in excess of other assets: (0.7)%		(74,579)

NET ASSETS: 100.0%		$11,059,632

NOK	Norwegian Krone
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,598,301 which represents 95.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	1.6%	$179,171
Communications	14.7	1,637,768
Consumer, Cyclical	2.3	257,172
Consumer, Non-cyclical	3.8	419,484
Diversified	1.1	126,541
Energy	3.9	433,867
Financial	64.4	7,173,783
Industrial	5.1	562,565
Utilities	2.8	312,142
Money Market Fund	0.3	31,718

	100.0%	$11,134,211

See Notes to Financial Statements

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Bahrain	$325,021	$20,895	$–	$345,916
Iraq	–	139,221	–	139,221
Kuwait (a)	179,171	4,066,086	–	4,245,257
Oman	–	391,628	–	391,628
Qatar	–	3,553,127	–	3,553,127
United Arab Emirates	–	2,424,832	–	2,424,832
Convertible Bond
Oman	–	2,512	–	2,512
Money Market Fund	31,718	–	–	31,718

Total	$535,910	$10,598,301	$–	$11,134,211

During the period, transfers of securities from Level 1 to Level 2 were $2,237,093. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

(a) Includes a Level 3 security that is valued at zero throughout the period ended June 30, 2012.

See Notes to Financial Statements

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Basic Materials: 3.1%
291,502	Chambal Fertilizers & Chemicals Ltd. #	$382,897
47,848	Gujarat State Fertilizers & Chemicals Ltd. #	361,596
2,627,134	Ispat Industries Ltd. * #	506,199
40,907	Jindal Poly Films Ltd. #	127,463

		1,378,155

Communications: 7.7%
209,103	Deccan Chronicle Holdings Ltd. * #	120,484
106,251	DEN Networks Ltd. * #	186,039
178,683	Hathway Cable & Datacom Ltd. * #	574,667
661,917	Mahanagar Telephone Nigam * #	281,423
87,295	Makemytrip Ltd. (USD) *	1,434,257
136,094	Rediff.com India Ltd. (ADR) *	553,903
432,890	Sterlite Technologies Ltd. #	245,997

		3,396,770

Consumer, Cyclical: 19.8%
1,367,284	Alok Industries Ltd. #	435,731
489,973	Amtek Auto Ltd. #	938,441
401,578	Amtek India Ltd. #	750,578
103,281	Arvind Ltd. * #	137,799
30,999	Bombay Dyeing & Manufacturing Co. Ltd. #	300,167
389,350	Cox & Kings Ltd. #	923,601
73,468	Eros International Media Ltd. * #	223,073
388,070	Hotel Leela Venture Ltd. * #	234,568
73,430	Jet Airways India Ltd. * #	506,879
777,256	Kingfisher Airlines Ltd. * #	169,795
4,455	MRF Ltd. #	804,646
428,397	Rajesh Exports Ltd. #	1,031,680
46,064	Raymond Ltd. #	333,834
357,109	S. Kumars Nationwide Ltd. #	221,650
51,612	Shree Ganesh Jewellery House Ltd. #	98,981
508,888	SpiceJet Ltd. * #	306,897
42,379	SRF Ltd. #	157,017
27,016	State Trading Corp. India of Ltd. #	128,306
63,775	Timken India Ltd. #	237,903
8,495	TTK Prestige Ltd. #	469,968
499,157	TVS Motor Co. Ltd. #	328,174

		8,739,688

Consumer, Non-cyclical: 8.2%
422,391	Aurobindo Pharma Ltd. #	839,421
863,734	Bajaj Hindusthan Ltd. #	462,729
550,053	Balrampur Chini Mills Ltd. #	514,756
18,212	Dredging Corp. of India Ltd. * #	87,819
18,557	Everonn Education Ltd. #	71,064
43,811	McLeod Russel India Ltd. #	234,811
59,914	Orchid Chemicals & Pharmaceuticals Ltd. #	127,752
1,677,530	REI Agro Ltd.	280,915
1,074,789	Shree Renuka Sugars Ltd. #	615,209
29,350	Strides Arcolab Ltd. #	392,631

		3,627,107

Diversified: 3.7%
34,836	Aban Offshore Ltd. #	245,049
83,795	Century Textile & Industries Ltd. #	468,359
278,354	Prakash Industries Ltd. #	267,335
614,617	Sintex Industries Ltd. #	681,929

		1,662,672

Energy: 1.9%
1,260,507	Gujarat NRE Coke Ltd. #	425,514
110,989	Hindustan Oil Exploration Co. Ltd. * #	264,340
18,132	Reliance Industrial Infrastructure Ltd. #	137,843

		827,697

Financial: 23.0%
265,754	Anant Raj Industries Ltd. #	230,592
243,411	DB Realty Ltd. * #	358,976
469,607	Development Credit Bank Ltd. * #	362,732
134,451	Dewan Housing Finance Corp. Ltd. #	400,888
62,246	Financial Technologies India Ltd. #	827,890
58,356	Future Capital Holdings Ltd. #	162,331
1,278,768	Housing Development & Infrastructure Ltd. * #	2,008,958
2,325,652	IFCI Ltd. #	1,688,645
718,119	India Infoline Ltd. #	795,322
1,185,774	Indiabulls Real Estate Ltd. #	1,315,075
254,353	Karnataka Bank Ltd. #	430,826
587,865	Parsvnath Developers Ltd. * #	652,431
503,403	SREI Infrastructure Finance Ltd. #	220,936
252,859	United Bank of India Ltd. #	274,785
396,682	Vijaya Bank Ltd. #	417,060

		10,147,447

Industrial: 18.8%
63,091	A2Z Maintenance and Engineering
	Services Ltd. #	123,588
30,572	ABG Shipyard Ltd. #	207,626
33,336	BEML Ltd. #	226,688
83,037	BGR Energy Systems Ltd. #	452,841
527,632	Era Infra Engineering Ltd. #	1,367,811
174,379	Escorts Ltd. #	215,422
233,186	Gateway Distriparks Ltd. #	574,950
51,107	Gravita India Ltd. #	159,709
758,740	Hindustan Construction Co. Ltd. * #	280,486
169,054	India Cements Ltd. #	265,541
895,048	IVRCL Infrastructures & Projects Ltd. #	854,528
187,489	Jai Corp. Ltd. #	190,740
202,401	Madras Cements Ltd. #	579,387
385,118	Nagarjuna Construction Co. Ltd. #	316,115
62,884	Patel Engineering Ltd. #	107,143
54,619	Praj Industries Ltd. #	58,027
579,224	Prism Cement Ltd. #	511,394
1,079,991	Punj Lloyd Ltd. #	953,009
50,580	Uflex Ltd. #	100,717
98,984	VIP Industries Ltd. #	148,270
284,906	Welspun Corp. Ltd. * #	609,862

		8,303,854

Technology: 10.2%
217,393	Educomp Solutions Ltd. #	664,516
40,571	Glodyne Technoserve Ltd. #	303,262
858,833	Hexaware Technologies Ltd. #	1,983,762
206,500	NIIT Ltd. #	155,703
74,717	NIIT Technologies Ltd. #	384,466
129,387	Polaris Software Lab Ltd. #	297,038
379,363	Rolta India Ltd. #	550,596
34,558	Zylog Systems Ltd.	192,457

		4,531,800

See Notes to Financial Statements

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)
(continued)

Number of Shares		Value

Utilities: 3.7%
39,576	BF Utilities Ltd. * #	$301,413
1,580,206	GVK Power & Infrastructure Ltd. * #	437,105
92,135	Kalpataru Power Transmission Ltd. #	137,527
649,352	PTC India Ltd. #	759,442

		1,635,487

Total Common Stocks
(Cost: $58,141,237)		44,250,677

MONEY MARKET FUND: 1.9%
(Cost: $831,427)
831,427	Dreyfus Government Cash Management Fund	831,427

Total Investments: 102.0%
(Cost: $58,972,664)		45,082,104
Liabilities in excess of other assets: (2.0)%		(892,207)

NET ASSETS: 100.0%		$44,189,897

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $41,789,145 which represents 94.6% of net assets.

(a)	Represents consolidated Schedule of Investments.

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$–	$1,378,155	$–	$1,378,155
Communications	1,988,160	1,408,610	–	3,396,770
Consumer, Cyclical	–	8,739,688	–	8,739,688
Consumer, Non-cyclical	280,915	3,346,192	–	3,627,107
Diversified	–	1,662,672	–	1,662,672
Energy	–	827,697	–	827,697
Financial	–	10,147,447	–	10,147,447
Industrial	–	8,303,854	–	8,303,854
Technology	192,457	4,339,343	–	4,531,800
Utilities	–	1,635,487	–	1,635,487
Money Market Fund	831,427	–	–	831,427

Total	$3,292,959	$41,789,145	$–	$45,082,104

During the period, transfers of securities from Level 2 to Level 1 were $280,915. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 2.7%
12,217,500	Aneka Tambang Tbk PT #	$1,756,887
17,344,500	Borneo Lumbung Energi & Metal Tbk PT * #	1,046,650
17,890,500	Delta Dunia Makmur Tbk PT * #	763,194
54,990,000	G-Resources Group Ltd. (HKD) * #	3,111,564
7,631,000	International Nickel Indonesia Tbk PT #	2,195,882
1,807,929	Intrepid Mines Ltd. (AUD) * #	970,261

		9,844,438

Communications: 12.2%
5,966,000	Indosat Tbk PT #	2,774,777
48,573,000	Media Nusantara Citra Tbk PT #	10,349,672
764,239	Telekomunikasi Indonesia Tbk PT (ADR)	26,618,444
6,241,500	XL Axiata Tbk PT #	4,117,448

		43,860,341

Consumer, Cyclical: 10.7%
37,148,500	Astra International Tbk PT #	27,385,824
303,000	Jardine Cycle & Carriage Ltd. (SGD) #	11,166,964

		38,552,788

Consumer, Non-cyclical: 20.7%
1,148,000	Astra Agro Lestari Tbk PT #	2,479,418
26,393,000	Charoen Pokphand Indonesia Tbk PT #	9,751,623
7,434,000	First Pacific Company Ltd. (HKD) #	7,712,016
22,205,000	Golden Agri-Resources Ltd. (SGD) #	11,858,641
1,686,500	Gudang Garam Tbk PT #	11,141,815
16,055,000	Indofood Sukses Makmur Tbk PT #	8,350,541
7,461,000	Jasa Marga Persero Tbk PT #	4,321,569
14,859,000	Kalbe Farma Tbk PT #	6,009,220
10,238,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	2,939,344
4,182,500	Unilever Indonesia Tbk PT #	10,257,705

		74,821,892

Energy: 10.9%
46,809,000	Adaro Energy Tbk PT #	7,316,510
695,450	Banpu PCL (THB) #	9,885,026
488,657	Bumi Plc (GBP) * #	2,407,100
53,955,500	Bumi Resources Tbk PT #	6,464,525
1,446,000	Indo Tambangraya Megah PT #	5,599,671
4,996,000	Medco Energi Internasional Tbk PT #	964,923
1,827,000	Straits Asia Resources Ltd. (SGD) #	2,000,165
2,955,000	Tambang Batubara Bukit Asam Tbk PT #	4,656,177

		39,294,097

Financial: 28.2%
35,861,000	Bank Central Asia Tbk PT #	28,048,559
11,219,848	Bank Danamon Indonesia Tbk PT #	7,205,934
30,403,651	Bank Mandiri Persero Tbk PT #	23,590,987
27,287,932	Bank Negara Indonesia Persero Tbk PT #	11,220,010
32,531,500	Bank Rakyat Indonesia Tbk PT #	22,280,996
25,602,000	Bumi Serpong Damai PT #	3,253,079
69,230,000	Lippo Karawaci Tbk PT #	5,934,617

		101,534,182

Industrial: 10.6%
6,598,500	Indocement Tunggal Prakarsa Tbk PT #	12,298,017
10,630,500	Semen Gresik Persero Tbk PT #	12,901,610
5,599,969	United Tractors Tbk PT #	12,884,708

		38,084,335

Utilities: 4.0%
38,130,000	Perusahaan Gas Negara Tbk PT #	14,435,409

Total Common Stocks
(Cost: $413,550,388)		360,427,482

MONEY MARKET FUND: 0.0%
(Cost: $708)
708	Dreyfus Government Cash Management Fund	708

Total Investments: 100.0%
(Cost: $413,551,096)		360,428,190
Liabilities in excess of other assets: (0.0)%		(43,043)

NET ASSETS: 100.0%		$360,385,147

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
SGD	Singapore Dollar
THB	Thai Baht
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $333,809,038 which represents 92.6% of net assets.

See Notes to Financial Statements

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$–	$9,844,438	$–	$9,844,438
Communications	26,618,444	17,241,897	–	43,860,341
Consumer, Cyclical	–	38,552,788	–	38,552,788
Consumer, Non-cyclical	–	74,821,892	–	74,821,892
Energy	–	39,294,097	–	39,294,097
Financial	–	101,534,182	–	101,534,182
Industrial	–	38,084,335	–	38,084,335
Utilities	–	14,435,409	–	14,435,409
Money Market Fund	708	–	–	708

Total	$26,619,152	$333,809,038	$–	$360,428,190

See Notes to Financial Statements

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 94.7%
Basic Materials: 8.8%
4,766,500	Delta Dunia Makmur Tbk PT (IDR) * #	$203,335
317,502	Intrepid Mines Ltd. (AUD) * #	170,394

		373,729

Consumer, Cyclical: 1.3%
721,000	Intraco Penta Tbk PT (IDR) * #	54,285

Consumer, Non-cyclical: 23.4%
8,840,000	Bakrie Sumatera Plantations Tbk PT (IDR) #	173,400
1,311,000	BW Plantation Tbk PT (IDR) #	200,819
1,302,500	Citra Marga Nusaphala Persada Tbk PT (IDR) #	273,241
828,500	Malindo Feedmill Tbk PT (IDR) #	132,689
653,000	Sampoerna Agro PT (IDR) * #	208,545

		988,694

Energy: 15.8%
12,372,500	Benakat Petroleum Energy Tbk PT (IDR) * #	242,601
14,069,000	Darma Henwa Tbk PT (IDR) * #	81,872
22,071,500	Energi Mega Persada Tbk PT (IDR) * #	341,364

		665,837

Financial: 35.9%
23,414,000	Bakrieland Development Tbk PT (IDR) * #	176,904
2,746,000	Bank Bukopin Tbk PT (IDR) #	186,285
2,090,000	Bekasi Fajar Industrial Estate Tbk PT (IDR) *	106,809
662,000	Gallant Venture Ltd. (SGD) * #	151,054
11,056,500	Kawasan Industri Jababeka Tbk PT (IDR) * #	220,737
481,500	Lippo Cikarang Tbk PT (IDR) * #	168,794
14,372,500	Panin Financial Tbk PT (IDR) * #	185,285
13,062,500	Sentul City Tbk PT (IDR) * #	324,053

		1,519,921

Industrial: 9.5%
1,674,000	Pembangunan Perumahan Persero Tbk PT (IDR) #	109,669
3,133,000	Trada Maritime Tbk PT (IDR) * #	291,849

		401,518

Total Common Stocks
(Cost: $4,577,004)		4,003,984

REAL ESTATE INVESTMENT TRUST: 4.9%
(Cost: $211,660)
657,000	Lippo Malls Indonesia Retail Trust #	208,449

MONEY MARKET FUND: 0.0%
(Cost: $1,157)
1,157	Dreyfus Government Cash Management Fund	1,157

Total Investments: 99.6%
(Cost: $4,789,821)		4,213,590
Other assets less liabilities: 0.4%		16,895

NET ASSETS: 100.0%		$4,230,485

AUD	Australian Dollar
IDR	Indonesian Rupiah
SGD	Singapore Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,105,624 which represents 97.0% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$–	$373,729	$–	$373,729
Consumer, Cyclical	–	54,285	–	54,285
Consumer, Non-cyclical	–	988,694	–	988,694
Energy	–	665,837	–	665,837
Financial	106,809	1,413,112	–	1,519,921
Industrial	–	401,518	–	401,518
Real Estate Investment Trust	–	208,449	–	208,449
Money Market Fund	1,157	–	–	1,157

Total	$107,966	$4,105,624	$–	$4,213,590

See Notes to Financial Statements

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 90.7%
Argentina: 0.8%
2,947	Banco Macro S.A. (ADR) *	$38,193
4,139	Cresud S.A.C.I.F. y A (ADR)	29,677
2,910	Grupo Financiero Galicia S.A. (ADR) †	13,531
4,869	Pampa Energia S.A. (ADR) *	20,206

		101,607

Australia: 0.6%
110,928	Beadell Resources Ltd. * #	71,698

Bermuda: 0.4%
22,050	GP Investments Ltd. (BDR) (BRL) *	51,488

Brazil: 27.4%
3,300	Abril Educacao S.A.	45,988
11,950	Aliansce Shopping Centers S.A.	102,930
8,745	American Banknote S.A.	130,620
5,200	Arezzo Industria e Comercio S.A.	77,411
4,850	Autometal S.A.	35,859
10,271	B2W Cia Global Do Varejo *	29,916
20,150	Brasil Brokers Participacoes S.A.	65,511
8,400	Brasil Insurance Participacoes e Administracao S.A.	74,653
35,997	Brookfield Incorporacoes S.A.	59,323
8,500	Equatorial Energia S.A.	63,480
10,550	Estacio Participacoes S.A.	127,640
12,050	Eternit S.A.	65,935
35,750	Even Construtora e Incorporadora S.A.	121,748
7,900	EZ Tec Empreendimentos e Participacoes S.A.	81,104
12,400	Fleury S.A.*	157,431
36,448	Gafisa S.A. (ADR) *	92,578
21,686	Gol Linhas Aereas Inteligentes S.A. (ADR) * †	95,635
12,650	Grendene S.A.	66,131
38,700	HRT Participacoes em Petroleo S.A. *	120,618
3,700	Iguatemi Empresa de Shopping Centers S.A.	76,450
25,450	Inpar S.A. *	19,007
10,550	Iochpe Maxion S.A.	122,913
18,150	JHSF Participacoes S.A.	54,220
12,000	Julio Simoes Logistica S.A.	56,341
1,584	Kroton Educacional S.A. * #	1,763
16,069	Kroton Educacional S.A. *	232,414
32,700	LLX Logistica S.A. *	35,981
3,760	LPS Brasil Consultoria de Imoveis S.A.	62,713
6,950	Magazine Luiza S.A.	32,527
30,450	Magnesita Refratarios S.A.	97,028
13,350	Mills Estruturas e Servicos de Engenharia S.A.	183,450
5,100	Minerva S.A.	21,532
111,651	Mirabela Nickel Ltd. (AUD) * † #	30,139
33,300	Paranapanema S.A. *	36,475
4,000	Positivo Informatica S.A. *	11,212
16,600	QGEP Participacoes S.A.	60,582
30,200	Refinaria de Petroleos de Manguinhos S.A. *	13,382
17,900	Restoque Comercio e Confeccoes de Roupas S.A.	91,617
27,150	Rossi Residencial S.A.	66,642
7,950	SLC Agricola S.A.	79,124
3,850	Sonae Sierra Brasil S.A.	56,164
5,700	T4F Entretenimento S.A.	47,252
4,950	Technos S.A.	45,347
13,750	Tecnisa S.A.	50,523
3,250	Tegma Gestao Logistica S.A.	49,353
2,966	Tereos Internacional S.A. Rights (BRL 2.06, expiring 07/17/12) *	44
1,600	UNICASA Industria de Moveis S.A. *	12,746
168,000	Vanguarda Agro S.A. *	31,785

		3,293,237

Canada: 20.1%
19,722	Alamos Gold, Inc.	308,005
14,803	Argonaut Gold, Inc. *	111,666
57,015	B2Gold Corp. *	171,364
12,726	Bear Creek Mining Corp. *	35,624
6,558	C&C Energia Ltd. *	35,750
101,696	Canacol Energy Ltd. *	45,449
56,834	Capstone Mining Corp. *	124,487
17,131	Colossus Minerals, Inc. *	59,566
14,093	Continental Gold Ltd. *	91,222
14,529	Endeavour Silver Corp. (USD) *	117,975
13,817	Exeter Resource Corp. (USD) *	23,074
15,015	Extorre Gold Mines Ltd. *	62,089
17,117	First Majestic Silver Corp. *	247,147
20,884	Fortuna Silver Mines, Inc. *	71,384
43,079	Gran Tierra Energy, Inc. (USD) *	211,518
22,707	Great Panther Silver Ltd. (USD) *	37,921
19,752	International Minerals Corp. (CHF)* #	96,135
7,406	MAG Silver Corp. *	65,178
23,558	McEwen Mining, Inc. (USD) *	70,910
16,796	Parex Resources, Inc. *	77,868
25,671	Rio Alto Mining Ltd. *	102,876
10,496	Sandstorm Gold Ltd. *	85,568
27,329	Scorpio Mining Corp. *	17,180
39,309	Sulliden Gold Corp Ltd. *	42,471
69,576	Torex Gold Resources, Inc. *	112,759

		2,425,186

Chile: 12.6%
25,665	Administradora de Fondos de Pensiones Provida S.A.	142,484
48,836	AFP Habitat S.A.	68,267
70,141	AquaChile S.A. *	48,885
53,694	Besalco S.A.	95,432
1,335,963	Cia Sud Americana de Vapores S.A. *	159,275
47,247	Cruz Blanca Salud S.A.	49,629
26,038	Empresas Hites S.A.	18,979
367,209	Empresas Iansa S.A.	26,179
72,411	Inversiones Aguas Metropolitanas S.A.	121,324
351,874	Masisa S.A.	35,479
4,432,884	Norte Grande S.A. *	43,377
75,739	Parque Arauco S.A.	134,613
117,370	Ripley Corp. S.A.	111,100
42,004	Salfacorp S.A.	86,818
885,417	Sociedad Matriz SAAM S.A. *	95,482
61,027	Sonda S.A.	171,473
57,866	Vina Concha y Toro S.A.	113,247

		1,522,043

See Notes to Financial Statements

Number of Shares		Value

Colombia: 1.6%
291,856	Fabricato S.A. *	$15,141
16,127	Petrominerales Ltd. (CAD)	182,163

		197,304

Luxembourg: 0.2%
2,030	Adecoagro S.A. (USD) *	18,615

Mexico: 15.5%
101,512	Alsea S.A.B. de C.V. *	136,215
114,750	Axtel S.A.B. de C.V. *	25,634
85,900	Bolsa Mexicana de Valores S.A.B. de C.V.	169,228
11,800	Cia Minera Autlan S.A.B. de C.V.	12,826
219,050	Consorcio ARA S.A.B. de C.V. *	73,237
48,600	Controladora Comercial Mexicana S.A.B. de C.V.	111,119
72,250	Corp GEO S.A.B de C.V. *	81,297
2,450	Desarrolladora Homex S.A.B. de C.V. (ADR) *	37,730
16,038	Empresas ICA S.A.B. de C.V. (ADR) *	111,464
16,100	Gruma, S.A. de C.V. (Class B) *	39,816
115,700	Grupo Aeromexico S.A.B. de C.V. *	181,707
28,050	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	57,825
3,212	Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	126,745
1,960	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	153,017
22,250	Grupo Famsa S.A.B. de C.V. *	20,683
14,250	Grupo Simec S.A.B de C.V. *	44,588
22,050	Industrias CH S.A.B. de C.V. *	99,872
481,200	TV Azteca S.A. de C.V.	322,491
67,400	Urbi Desarrollos Urbanos S.A.B. de C.V. *	64,875

		1,870,369

Panama: 0.9%
4,759	Banco Latinoamericano de Comercio Exterior S.A. (USD)	101,985

Peru: 0.8%
105,505	Ferreyros S.A.	90,246

Puerto Rico: 1.1%
6,715	Oriental Financial Group, Inc.	74,402
3,167	Triple-S Management Corp. *	57,893

		132,295

United Kingdom: 2.7%
13,175	APR Energy Plc	140,311
75,644	Patagonia Gold Plc *	29,617
13,461	Silver Standard Resources, Inc. (USD) *	151,302

		321,230

United States: 6.0%
1,537	Apco Oil and Gas International, Inc.	27,743
14,888	BPZ Resources, Inc. * †	37,667
4,336	First Cash Financial Services, Inc. *	174,177
6,330	Fresh Del Monte Produce, Inc.	148,565
7,930	Gold Resource Corp. †	206,101
5,978	Harvest Natural Resources, Inc. *	51,112
13,788	Jaguar Mining, Inc. *	15,994
3,984	Superior Industries International, Inc.	65,218

		726,577

Total Common Stocks
(Cost: $13,078,207)		10,923,880

PREFERRED STOCKS: 9.4%
Brazil: 9.2%
23,800	Anhanguera Educacional Participacoes S.A.	303,351
8,250	Banco ABC Brasil S.A.*	39,227
8,700	Banco Daycoval S.A.	40,804
10,350	Banco Industrial e Comercial S.A.	29,373
26,887	Banco Panamericano S.A.	68,272
3,900	Centrais Eletricas de Santa Catarina S.A.	78,816
7,300	Cia de Ferro Ligas da Bahia	41,070
3,800	Cia Energetica do Ceara	72,803
5,550	Contax Participacoes S.A.	61,068
278	Kroton Educacional S.A. * #	435
35,500	Marcopolo S.A.	159,958
20,950	Randon Implementos e Participacoes S.A.	93,876
2,750	Saraiva S.A. Livreiros Editores	30,396
37,300	Suzano Papel e Celulose S.A.	73,727
3,085	Telecomunicacoes Brasileiras S.A. *	11,213

		1,104,389

Chile: 0.2%
10,768	Coca-Cola Embonor S.A.	22,149

Total Preferred Stocks
(Cost: $1,241,011)		1,126,538

MONEY MARKET FUND: 0.5%
(Cost: $64,392)
64,392	Dreyfus Government Cash Management Fund	64,392

Total Investments Before Collateral for Securities Loaned: 100.6%
(Cost: $14,383,610)		12,114,810

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0%
(Cost: $360,677)
360,677	Bank of New York Overnight Government Fund	360,677

Total Investments: 103.6%
(Cost: $14,744,287)		12,475,487
Liabilities in excess of other assets: (3.6)%		(432,823)

NET ASSETS: 100.0%		$12,042,664

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
USD	United States Dollar

See Notes to Financial Statements

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $346,170.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $200,170 which represents 1.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	23.1%	$2,803,617
Communications	3.5	419,650
Consumer, Cyclical	16.4	1,986,307
Consumer, Non-cyclical	16.1	1,944,862
Energy	7.4	895,637
Financial	13.8	1,665,231
Government	0.8	101,985
Industrial	12.9	1,564,716
Technology	1.4	171,473
Utilities	4.1	496,940
Money Market Fund	0.5	64,392

	100.0%	$12,114,810

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Argentina	$101,607	$–	$–	$101,607
Australia	–	71,698	–	71,698
Bermuda	51,488	–	–	51,488
Brazil	3,261,335	31,902	–	3,293,237
Canada	2,329,051	96,135	–	2,425,186
Chile	1,522,043	–	–	1,522,043
Colombia	197,304	–	–	197,304
Luxembourg	18,615	–	–	18,615
Mexico	1,870,369	–	–	1,870,369
Panama	101,985	–	–	101,985
Peru	90,246	–	–	90,246
Puerto Rico	132,295	–	–	132,295
United Kingdom	321,230	–	–	321,230
United States	726,577	–	–	726,577
Preferred Stocks
Brazil	1,103,954	435	–	1,104,389
Chile	22,149	–	–	22,149
Money Market Funds	425,069	–	–	425,069

Total	$12,275,317	$200,170	$–	$12,475,487

During the period, transfers of securities from Level 2 to Level 1 were $29,617. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

POLAND ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Basic Materials: 11.9%
62,555	KGHM Polska Miedz S.A. #	$2,733,061
674,750	Synthos S.A. #	1,206,602

		3,939,663

Communications: 10.1%
83,751	Cyfrowy Polsat S.A. * #	367,243
459,469	Netia S.A. * #	815,842
341,540	Telekomunikacja Polska S.A.	1,593,437
214,315	TVN S.A. #	563,651

		3,340,173

Consumer, Non-cyclical: 3.9%
75,359	Jeronimo Martins, SGPS, S.A. (EUR) #	1,277,653

Energy: 19.4%
86,460	Grupa Lotos S.A. * #	726,606
50,534	Jastrzebska Spolka Weglowa S.A. * #	1,522,257
25,053	Lubelski Wegiel Bogdanka S.A. #	918,830
156,148	Polski Koncern Naftowy Orlen S.A. * #	1,756,069
1,191,802	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	1,484,139

		6,407,901

Financial: 36.8%
46,268	Bank Handlowy w Warszawie S.A. * #	1,122,485
584,196	Bank Millennium S.A. * #	647,652
47,681	Bank Pekao S.A. #	2,171,249
17,454	BRE Bank S.A. * #	1,558,385
1,494,910	Get Bank S.A. * #	806,325
456,204	Getin Holding S.A. * #	238,702
138,693	Globe Trade Centre S.A. * #	266,062
85,041	Globe Trade Centre SA * #	162,320
249,456	PKO Bank Polski S.A. #	2,595,001
23,792	Powszechny Zaklad Ubezpieczen S.A. #	2,388,479
17,137	Warsaw Stock Exchange #	196,484

		12,153,144

Industrial: 0.5%
716,040	Polimex-Mostostal S.A. #	161,655

Technology: 4.3%
96,599	Asseco Poland S.A. #	1,417,508

Utilities: 12.9%
187,583	Enea S.A. #	893,925
323,698	Polska Grupa Energetyczna S.A. #	1,892,197
1,057,242	Tauron Polska Energia S.A. #	1,451,127

		4,237,249

Total Common Stocks
(Cost: $43,026,113)		32,934,946

MONEY MARKET FUND: 0.0%
(Cost: $870)
870	Dreyfus Government Cash Management Fund	870

Total Investments: 99.8%
(Cost: $43,026,983)		32,935,816
Other assets less liabilities: 0.2%		70,775

NET ASSETS: 100.0%		$33,006,591

EUR	Euro
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,341,509 which represents 95.0% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$–	$3,939,663	$–	$3,939,663
Communications	1,593,437	1,746,736	–	3,340,173
Consumer, Non-cyclical	–	1,277,653	–	1,277,653
Energy	–	6,407,901	–	6,407,901
Financial	–	12,153,144	–	12,153,144
Industrial	–	161,655	–	161,655
Technology	–	1,417,508	–	1,417,508
Utilities	–	4,237,249	–	4,237,249
Money Market Fund	870	–	–	870

Total	$1,594,307	$31,341,509	$–	$32,935,816

During the period, transfers of securities from Level 2 to Level 1 were $1,593,437. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

RUSSIA ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 94.8%
Basic Materials: 20.7%
3,797,892	Evraz Plc (GBP) #	$15,598,352
6,545,167	JSC MMC Norilsk Nickel (ADR) * † #	108,662,031
1,364,387	Magnitogorsk Iron & Steel Works (GDR) * † # Reg S	5,046,963
1,557,455	Mechel OAO (ADR)	10,045,585
747,441	Novolipetsk Steel (GDR) † # Reg S	12,259,575
1,405,703	Petropavlovsk Plc (GBP) #	10,085,542
2,231,860	Polymetal International (GBP) #	31,928,958
5,151,808	Polyus Gold International Ltd. (GBP) *	16,160,710
2,056,498	Severstal OAO (GDR) † # Reg S	24,274,857
18,960,000	United Company RUSAL Plc (HKD) * † #	10,986,074
2,389,953	Uralkali OJSC (GDR) † #	92,055,392

		337,104,039

Communications: 12.2%
663,455	CTC Media, Inc. (USD)	5,347,447
711,066	Mail.ru Group Ltd. (GDR) * † # Reg S	24,216,059
4,320,765	Mobile TeleSystems OJSC (ADR) *	74,317,158
14,706,179	Rostelecom OJSC	53,089,850
1,367,604	Sistema JSFC (GDR) † # Reg S	25,650,347
2,030,616	VimpelCom Ltd. (ADR)	16,468,296

		199,089,157

Consumer, Non-cyclical: 7.6%
444,050	Global Ports Investments Plc (GDR) # Reg S	6,076,916
2,681,335	Magnit OAO (GDR) * † # Reg S	81,034,561
425,860	O’Key Group S.A. (GDR) † # Reg S	3,308,908
788,391	Pharmstandard (GDR) * † # Reg S	11,292,629
985,254	X5 Retail Group N.V. (GDR) * † # Reg S	22,537,557

		124,250,571

Energy: 36.5%
875,149	Alliance Oil Co. Ltd. * † #	7,998,094
529,550	Eurasia Drilling Co. Ltd. (GDR) # Reg S	13,557,739
2,289,305	Lukoil (ADR) * #	128,288,836
917,730	Novatek OAO (GDR) # Reg S	97,993,226
13,228,592	OAO Gazprom (ADR) * #	125,610,812
1,773,260	Raspadskaya OAO #	4,100,880
11,210,137	Rosneft Oil Co. (GDR) * † # Reg S	70,607,821
8,892,783	Surgutneftegas OJSC (ADR) *	74,035,362
2,154,982	Tatneft (ADR) * † #	72,761,013

		594,953,783

Financial: 10.9%
1,927,375	LSR Group (GDR) † # Reg S	8,303,789
10,739,118	Sberbank of Russia (ADR)	116,210,208
14,824,748	VTB Bank OJSC (GDR) * † # Reg S	52,656,645

		177,170,642

Industrial: 1.3%
627,503	Globaltrans Investment Plc (GDR) † # Reg S	11,334,526
797,247	OAO TMK (GDR) † # Reg S	9,606,729

		20,941,255

Utilities: 5.6%
157,515,704	E.ON Russia JSC (USD)	11,452,022
2,852,464,871	Federal Grid Co. Unified Energy System JSC (USD) *	17,291,642
214,670,314	IDGC Holding JSC *	11,704,899
17,653,337,515	Inter Rao Ues OAO *	15,305,444
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # §	120,149
90,279,807	Mosenergo OAO	3,897,740
13,165,416	RusHydro OAO (ADR) * #	31,589,389

		91,361,285

Total Common Stocks
(Cost: $1,940,691,045)		1,544,870,732

PREFERRED STOCKS: 5.2%
Energy: 3.8%
17,665	AK Transneft OAO (USD)	25,728,601
63,847,582	Surgutneftegas OJSC (USD)	36,821,603

		62,550,204

Financial: 1.4%
11,355,795	Sberbank of Russia (USD) * †	21,980,402

Total Preferred Stocks
(Cost: $110,727,863)		84,530,606

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $2,051,418,908)		1,629,401,338

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 19.1%
(Cost: $310,039,643)
310,039,643	Bank of New York Overnight Government Fund	310,039,643

Total Investments: 119.1%
(Cost: $2,361,458,551)		1,939,440,981
Liabilities in excess of other assets: (19.1)%		(310,360,853)

NET ASSETS: 100.0%		$1,629,080,128

See Notes to Financial Statements

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $294,604,419.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,119,544,369 which represents 68.7% of net assets.

§	Illiquid Security - the aggregate value of illiquid securities is $120,149 which represents 0.0% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$26,206,295	$310,897,744	$–	$337,104,039
Communications	149,222,751	49,866,406	–	199,089,157
Consumer, Non-cyclical	–	124,250,571	–	124,250,571
Energy	74,035,362	520,918,421	–	594,953,783
Financial	116,210,208	60,960,434	–	177,170,642
Industrial	–	20,941,255	–	20,941,255
Utilities	59,651,747	31,589,389	120,149	91,361,285
Preferred Stocks*	84,530,606	–	–	84,530,606
Money Market Fund	310,039,643	–	–	310,039,643

Total	$819,896,612	$1,119,424,220	$120,149	$1,939,440,981

*	See Schedule of Investments for security type and industry sector breakouts.

During the period, transfers of securities from Level 1 to Level 2 were $47,527,310 and transfers from Level 2 to Level 1 were $212,625,709. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2012:

Common Stocks

Utilities

Balance as of 12/31/11	$117,735
Realized gain (loss)	–
Change in unrealized appreciation	2,414
Purchases	–
Sales	–
Transfers in and/or out of level 3	–

Balance as of 06/30/2012	$120,149

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012:

	Fair Value 6/30/12	Valuation Technique	Unobservable input (1)%		Impact to Valuation from an Increase in Input (2)

Common Stocks
Utilities	$120,149	Periodic observable quotes
		Market comparable companies	Discount for lack of marketability	50%	Decrease

(1)

In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2)

This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Financial Statements

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 91.5%
Basic Materials: 11.6%
4,054	Acron JSC (USD)	$146,155
200,388	High River Gold Mines Ltd. (CAD) *	226,050
97,573	Highland Gold Mining Ltd. (GBP) #	162,292
880,000	IRC Ltd. (HKD) * #	96,799
60,261	Petropavlovsk Plc (GBP) #	432,357

		1,063,653

Communications: 3.9%
45,021	CTC Media, Inc. (USD)	362,869

Consumer, Cyclical: 6.0%
410,100	Aeroflot - Russian Airlines OJSC (USD) *	550,342

Consumer, Non-cyclical: 17.1%
45,492	Central European Distribution Corp. (USD) * †	130,107
138,858	ITE Group Plc (GBP) #	421,024
28,896	O’Key Group S.A. (GDR) # Reg S	224,520
28,270	Pharmacy Chain 36.6 OAO (USD) *	26,671
53,499	Pharmstandard (GDR) * # Reg S	766,300
1,577	Ros Agro Plc (GDR) * Reg S	8,989

		1,577,611

Energy: 11.8%
58,416	Alliance Oil Co. Ltd. * † #	533,871
84,495	Exillon Energy Plc (GBP) * #	136,053
109,955	Heritage Oil Ltd. (GBP) * #	212,660
107,354	Intergra Group (GDR) * Reg S	135,051
30,778	RusPetro Plc (GBP) * #	65,437

		1,083,072

Financial: 17.6%
62,927	Etalon Group Ltd. (GDR) * # Reg S	343,980
130,307	LSR Group (GDR) † # Reg S	561,407
174,563	PIK Group (GDR) * † # Reg S	392,133
96,233	Raven Russia Ltd. (GBP) #	87,018
55,164	Vostok Nafta Investment Ltd. * #	237,509

		1,622,047

Industrial: 13.2%
39,284	Globaltrans Investment Plc (GDR) † # Reg S	709,583
26,140	Hydraulic Machines and Systems Group Plc (GDR) Reg S	126,256
59,269	Novorossiysk Commercial Sea Port (GDR) * † # Reg S	374,598

		1,210,437

Utilities: 10.3%
6,116,200	Mosenergo OAO (USD)	264,061
12,589,000	OGK-1 OAO (USD) *	249,363
15,975,000	OGK-2 OAO (USD)	230,919
6,576,000	OGK-3 (USD) *	204,119

		948,462

Total Common Stocks
(Cost: $10,317,303)		8,418,493

PREFERRED STOCK: 8.5%
Energy: 8.5%
(Cost: $865,760)
538	AK Transneft OAO (USD)	783,583

MONEY MARKET FUND: 0.6%
(Cost: $51,331)
51,331	Dreyfus Government Cash Management Fund	51,331

Total Investments Before Collateral for Securities Loaned: 100.6%
(Cost: $11,234,394)		9,253,407

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 10.3%
(Cost: $942,645)
942,645	Bank of New York Overnight Government Fund	942,645

Total Investments: 110.9%
(Cost: $12,177,039)		10,196,052
Liabilities in excess of other assets: (10.9)%		(999,982)

NET ASSETS: 100.0%		$9,196,070

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $895,745.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,757,541 which represents 62.6% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$372,205	$691,448	$–	$1,063,653
Communications	362,869	–	–	362,869
Consumer, Cyclical	550,342	–	–	550,342
Consumer, Non-cyclical	165,767	1,411,844	–	1,577,611
Energy	135,051	948,021	–	1,083,072
Financial	–	1,622,047	–	1,622,047
Industrial	126,256	1,084,181	–	1,210,437
Utilities	948,462	–	–	948,462
Preferred Stock*	783,583	–	–	783,583
Money Market Funds	993,976	–	–	993,976

Total	$4,438,511	$5,757,541	$–	$10,196,052

*	See Schedule of Investments for security type and industry sector breakouts.

During the period, transfers of securities from Level 2 to Level 1 were $2,716,519. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

VIETNAM ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.3%
Basic Materials: 5.7%
4	Hoa Sen Group #	$3
10,456,580	PetroVietnam Fertilizer & Chemical JSC #	17,196,566

		17,196,569

Consumer, Cyclical: 3.8%
17,282,450	Minor International PCL (THB) #	7,692,516
280,640	Minor International PCL Warrants (THB 11.82, expiring 05/18/13) *	23,151
2,507,316	Parkson Holdings Bhd (MYR) #	3,634,321

		11,349,988

Consumer, Non-cyclical: 7.2%
11,363,400	Charoen Pokphand Foods (THB) #	13,888,993
13,155,386	Ocean Group JSC * #	7,825,614

		21,714,607

Energy: 22.0%
2,872,672	Oil and Natural Gas Corp. Ltd. (INR) #	14,737,844
20,310,068	Petrovietnam Construction Co. ‡* #	9,351,783
3,395,286	PetroVietnam Drilling & Well Services JSC *	5,879,424
2,479,059	Premier Oil Plc (GBP) * #	13,190,643
1,839,803	Soco International Plc (GBP) * #	8,378,022
1,287,915	Talisman Energy, Inc. (USD)	14,759,506

		66,297,222

Financial: 39.8%
13,971,578	Bank for Foreign Trade of Vietnam JSC	19,715,932
8,954,696	Bao Viet Holdings #	18,891,021
6,821,283	HAGL JSC * #	9,098,424
8,412,500	Kim Long Securities Corp. *	3,863,191
10,385,832	PetroVietnam Finance JSC #	6,179,982
7,867,590	Saigon Thuong Tin Commercial JSB	8,354,963
50	Saigon-Hanoi Commercial Joint Stock Bank #	21
16,417,159	Tan Tao Investment Industry Corp. * #	5,449,890
24,782,162	VietNam Joint Stock Commercial Bank for Industry and Trade * #	23,890,019
6,091,045	Vingroup JSC * #	24,506,871

		119,950,314

Industrial: 17.6%
6	Development Investment Construction Corp. #	5
11,704,891	Gamuda Bhd (MYR) #	12,998,098
3,231,506	Gemadept Corp. #	3,754,549
4,379,104	Hoa Phat Group JSC * #	5,036,488
8,693,840	Kinh Bac City Development Share Holding Corp. * #	4,582,695
11,684,400	Petroleum Technical Services Corp. #	8,654,641
3,314,480	Song Da Urban & Industrial Zone Investment & Development JSC * #	5,709,399
22,427,897	Viet Nam Construction & Import-Export JSC ‡* #	12,279,853

		53,015,728

Utilities: 2.2%
13,584,350	Pha Lai Thermal Power JSC * #	6,703,654

Total Common Stocks
(Cost: $311,219,833)		296,228,082

CLOSED-END FUND: 1.6%
(Cost: $4,854,197)
3,100,105	VinaCapital Vietnam Opportunity Fund * #	4,591,525

MONEY MARKET FUND: 0.0%
(Cost: $53,481)
53,481	Dreyfus Government Cash Management Fund	53,481

Total Investments: 99.9%
(Cost: $316,127,511)		300,873,088
Other assets less liabilities: 0.1%		423,742

NET ASSETS: 100.0%		$301,296,830

GBP	British Pound
INR	Indian Rupee
MYR	Malaysian Ringgit
THB	Thai Baht
USD	United States Dollar
‡	Affiliated issuer - as defined under the Investment Company Act of 1940.
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $248,223,440 which represents 82.4% of net assets.

See Notes to Financial Statements

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 06/30/12

Petrovietnam Construction Co.	$4,277,329	$5,587,727	$(424,209)	$(2,358,947)	$–	$9,351,783
Viet Nam Construction & Import-Export JSC	6,578,529	6,590,557	(456,037)	(1,962,073)	–	12,279,853

	$10,855,858	$12,178,284	$(880,246)	$(4,321,020)	$–	$21,631,636

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$–	$17,196,569	$–	$17,196,569
Consumer, Cyclical	23,151	11,326,837	–	11,349,988
Consumer, Non-cyclical	–	21,714,607	–	21,714,607
Energy	20,638,930	45,658,292	–	66,297,222
Financial	31,934,086	88,016,228	–	119,950,314
Industrial	–	53,015,728	–	53,015,728
Utilities	–	6,703,654	–	6,703,654
Closed-End Fund	–	4,591,525	–	4,591,525
Money Market Fund	53,481	–	–	53,481

Total	$52,649,648	$248,223,440	$–	$300,873,088

During the period, transfers of securities from Level 1 to Level 2 were $26 and transfer from Level 2 to Level 1 were $9,742,614. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	China ETF	Colombia ETF

Assets:
Investments, at value (1) (2)	$77,474,127	$467,580,573	$10,364,170	$2,725,499
Short term investment held as collateral for securities loaned (3)	1,030,727	15,563,067	–	–
Cash	980	15,449,280	6,260,006	–
Cash denominated in foreign currency (4)	1,218,747	1,733,735	–	1,995
Receivables:
Investment securities sold	–	–	–	–
Shares sold	15,528	10,172	–	–
Due from Adviser	–	–	364	7,439
Dividends and interest	180,321	1,225,004	155	4,945
Prepaid expenses	236	4,671	3,171	3,952

Total assets	79,920,666	501,566,502	16,627,866	2,743,830

Liabilities
Payables:
Investment securities purchased	–	–	–	–
Collateral for securities loaned	1,030,727	15,563,067	–	–
Line of credit	1,034,001	17,723,000	–	–
Shares redeemed	–	–	–	–
Due to Adviser	31,129	165,511	–	–
Due to custodian	–	–	–	381
Swap contracts, at value	–	–	668,891	–
Deferred Trustee fees	2,407	24,829	284	25
Accrued expenses	255,188	263,386	82,548	105,157

Total liabilities	2,353,452	33,739,793	751,723	105,563

NET ASSETS	$77,567,214	$467,826,709	$15,876,143	$2,638,267

Shares outstanding	2,800,000	12,800,000	500,000	150,000

Net asset value, redemption and offering price per share	$27.70	$36.55	$31.75	$17.59

Net assets consist of:
Aggregate paid in capital	$93,689,662	$556,641,578	$17,427,850	$2,886,240
Net unrealized appreciation (depreciation)	(5,614,073)	(49,718,727)	(668,891)	(184,374)
Undistributed (accumulated) net investment income (loss)	2,028,018	8,428,366	(171,994)	17,532
Accumulated net realized loss	(12,536,393)	(47,524,508)	(710,822)	(81,131)

	$77,567,214	$467,826,709	$15,876,143	$2,638,267

(1) Value of securities on loan	$973,343	$2,269,747	$–	$–

(2) Cost of Investments	$83,087,667	$517,263,982	$10,364,170	$2,909,926

(3) Cost of short term investment held as collateral for securities loaned	$1,030,727	$15,563,067	$–	$–

(4) Cost of cash denominated in foreign currency	$1,220,836	$1,701,377	$–	$1,981

(a)	Represents Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

Egypt Index ETF	Germany Small-Cap ETF	Gulf States Index ETF	India Small-Cap Index ETF (a)	Indonesia Index ETF	Indonesia Small-Cap ETF	Latin America Small-Cap Index ETF

$42,432,803	$4,948,477	$11,134,211	$45,082,104	$360,428,190	$4,213,590	$12,114,810
3,135,257	275,542	–	–	–	–	360,677
665	63	19,009	664,789	–	–	–
–	6,439	–	1,070,864	482,591	723	35,574
–	–	–	–	–	26,832	–
–	–	–	–	4,005	–	–
–	7,740	15,132	18,073	–	4,549	4,554
1,574	7,351	32	55,640	2,596,742	6,897	21,681
2,251	3,135	2,399	3,241	3,724	7,872	1,924

45,572,550	5,248,747	11,170,783	46,894,711	363,515,252	4,260,463	12,539,220

–	–	–	–	–	11,407	–
3,135,257	275,542	–	–	–	–	360,677
908,000	–	–	2,629,999	2,830,371	–	–
–	–	–	–	4,005	–	–
11,604	–	–	–	132,080	–	–
–	–	–	–	33,435	–	–
–	–	–	–	–	–	–
740	31	591	790	13,882	13	360
147,038	103,640	110,560	74,025	116,332	18,558	135,519

4,202,639	379,213	111,151	2,704,814	3,130,105	29,978	496,556

$41,369,911	$4,869,534	$11,059,632	$44,189,897	$360,385,147	$4,230,485	$12,042,664

3,300,000	250,000	550,000	4,300,000	13,200,000	250,000	550,000

$12.54	$19.48	$20.11	$10.28	$27.30	$16.92	$21.90

$58,114,122	$5,862,923	$17,369,046	$84,217,558	$426,391,490	$5,030,178	$16,873,272
(6,011,566)	(886,273)	458,204	(13,889,689)	(53,132,513)	(576,206)	(2,269,423)
802,301	84,589	317,128	(420,081)	6,458,728	3,971	315,206
(11,534,946)	(191,705)	(7,084,746)	(25,717,891)	(19,332,558)	(227,458)	(2,876,391)

$41,369,911	$4,869,534	$11,059,632	$44,189,897	$360,385,147	$4,230,485	$12,042,664

$1,961,228	$261,817	$–	$–	$–	$–	$346,170

$48,444,369	$5,834,567	$10,676,006	$58,972,664	$413,551,096	$4,789,821	$14,383,610

$3,135,257	$275,542	$–	$–	$–	$–	$360,677

$–	$6,393	$–	$1,070,491	$482,592	$719	$35,097

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012 (unaudited) (continued)

	Poland ETF	Russia ETF	Russia Small-Cap ETF	Vietnam ETF

Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$32,935,816	$1,629,401,338	$9,253,407	$279,241,452
Affiliated issuers (3)	–	–	–	21,631,636
Short term investment held as collateral for securities loaned (4)	–	310,039,643	942,645	–
Cash	14	–	80	1,300
Cash denominated in foreign currency (5)	–	72,882	3,558	336,295
Receivables:
Investment securities sold	–	4,857,471	12,046	–
Due from Adviser	–	–	6,917	–
Dividends	322,708	14,105,905	36,141	508,232
Prepaid expenses	2,491	6,836	3,952	2,917

Total assets	33,261,029	1,958,484,075	10,258,746	301,721,832

Liabilities:
Payables:
Collateral for securities loaned	–	310,039,643	942,645	–
Line of credit	168,001	4,215,000	–	–
Shares redeemed	–	1,689,612	–	–
Due to Adviser	3,405	750,482	–	125,304
Due to custodian	–	11,846,346	–	–
Deferred Trustee fees	1,058	88,794	42	6,092
Accrued expenses	81,974	774,070	119,989	293,606

Total liabilities	254,438	329,403,947	1,062,676	425,002

NET ASSETS	$33,006,591	$1,629,080,128	$9,196,070	$301,296,830

Shares outstanding	1,750,000	62,400,000	650,000	16,650,000

Net asset value, redemption and offering price per share	$18.86	$26.11	$14.15	$18.10

Net assets consist of:
Aggregate paid in capital	$51,016,290	$2,958,566,376	$12,221,161	$410,237,527
Net unrealized depreciation	(10,089,545)	(422,006,950)	(1,980,903)	(15,275,829)
Undistributed net investment income	422,365	13,234,140	46,546	4,035,796
Accumulated net realized loss	(8,342,519)	(920,713,438)	(1,090,734)	(97,700,664)

	$33,006,591	$1,629,080,128	$9,196,070	$301,296,830

(1) Value of securities on loan	$–	$294,604,419	$895,745	$–

(2) Cost of Investments – unaffiliated issuers	$43,026,983	$2,051,418,908	$11,234,394	$290,032,867

(3) Cost of investments – affiliated issuers	$–	$–	$–	$26,094,644

(4) Cost of short term investment held as collateral for securities loaned	$–	$310,039,643	$942,645	$–

(5) Cost of cash denominated in foreign currency	$–	$72,882	$3,530	$336,054

See Notes to Financial Statements

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MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2012 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	China ETF	Colombia ETF

Income:
Dividends	$2,473,541	$8,749,080	$1,608	$32,632
Interest	–	–	–	–
Securities lending income	3,380	47,355	–	18
Foreign taxes withheld	(137,580)	(137)	–	(2,443)

Total income	2,339,341	8,796,298	1,608	30,207

Expenses:
Management fees	184,120	1,550,358	41,708	4,961
Professional fees	23,028	33,091	34,040	20,517
Insurance	1,062	9,300	190	–
Trustees’ fees and expenses	814	8,441	1,044	134
Reports to shareholders	12,192	39,810	10,148	5,935
Indicative optimized portfolio value fee	9,150	9,212	9,252	8,087
Custodian fees	103,574	244,658	2,510	2,656
Registration fees	4,474	7,997	3,505	2,522
Transfer agent fees	1,214	1,214	1,214	1,431
Fund accounting fees	17,868	43,854	14,715	8,925
Interest	5,408	57,713	726	–
Other	5,737	5,300	1,816	316

Total expenses	368,641	2,010,948	120,868	55,484
Waiver of management fees	(76,004)	(123,809)	(41,708)	(4,961)
Expenses assumed by the Adviser	–	–	(18,370)	(43,081)

Net expenses	292,637	1,887,139	60,790	7,442

Net investment income (loss)	2,046,704	6,909,159	(59,182)	22,765

Net realized gain (loss) on:
Investments	(1,905,544)	(6,425,295)	(710,822)	(24,825)
In-kind redemptions	–	(3,335,840)	–	–
Foreign currency transactions and foreign denominated assets and liabilities	(67,098)	(965,657)	–	(5,457)

Net realized loss	(1,972,642)	(10,726,792)	(710,822)	(30,282)

Change in unrealized appreciation (depreciation) on:
Investments	3,460,168	5,999,777	1,202,544	99,950
Forward foreign currency contracts and foreign denominated assets and liabilities	1,717	(13,003)	–	56

Change in net unrealized appreciation (depreciation)	3,461,885	5,986,774	1,202,544	100,006

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,535,947	$2,169,141	$432,540	$92,489

(a)	Commencement of operations for Indonesia Small-Cap ETF was March 20, 2012.
(b)	Represents Consolidated Statement of Operations.

See Notes to Financial Statements

Egypt Index ETF	Germany Small-Cap ETF	Gulf States Index ETF	India Small-Cap Index ETF (b)	Indonesia Index ETF	Indonesia Small-Cap ETF (a)	Latin America Small-Cap Index ETF

$1,020,084	$104,415	$451,698	$209,730	$9,551,942	$12,617	$183,464
–	–	110	–	–	–	–
2,795	1,681	–	–	4,082	–	2,630
–	(11,762)	(23,918)	(1,460)	(1,437,849)	(1,484)	(12,568)

1,022,879	94,334	427,890	208,270	8,118,175	11,133	173,526

111,834	8,727	31,190	117,776	1,273,767	5,871	37,440
21,533	20,351	20,718	39,288	30,891	7,548	21,251
734	–	224	6,168	5,690	–	251
364	339	249	5,914	5,310	77	249
7,967	6,178	3,276	8,391	32,812	1,632	3,672
7,462	7,561	10,032	9,567	9,507	4,182	9,567
84,160	12,846	87,086	183,140	257,345	3,468	24,486
4,876	3,304	3,141	3,974	8,734	1,811	4,079
1,214	1,006	1,214	2,428	1,214	510	1,214
17,868	8,925	17,868	37,047	52,197	2,958	17,868
6,573	3	533	18,745	15,315	–	559
1,937	4,328	3,188	13,918	5,784	510	567

266,522	73,568	178,719	446,356	1,698,566	28,567	121,203
(49,702)	(8,727)	(31,190)	(117,776)	(176,945)	(5,871)	(37,440)
–	(55,256)	(85,861)	(109,605)	–	(15,534)	(36,026)

216,820	9,585	61,668	218,975	1,521,621	7,162	47,737

806,059	84,749	366,222	(10,705)	6,596,554	3,971	125,789

(2,598,166)	(72,980)	(366,340)	(5,132,642)	(16,760,559)	(228,858)	(376,765)
121,189	–	13,868	(20,852)	11,239,113	–	(113,746)

(31,093)	(535)	(4,193)	(19,133)	(165,085)	1,400	(16,437)

(2,508,070)	(73,515)	(356,665)	(5,172,627)	(5,686,531)	(227,458)	(506,948)

12,503,226	194,956	45,010	7,772,018	(28,177,885)	(576,231)	632,925

–	(93)	–	512	(10,653)	25	(373)

12,503,226	194,863	45,010	7,772,530	(28,188,538)	(576,206)	632,552

$10,801,215	$206,097	$54,567	$2,589,198	$(27,278,515)	$(799,693)	$251,393

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2012 (unaudited) (continued)

	Poland ETF	Russia ETF	Russia Small-Cap ETF	Vietnam ETF

Income:
Dividends	$612,215	$21,653,300	$73,287	$5,138,446
Securities lending income	9,506	370,097	3,169	8,699
Foreign taxes withheld	(95,239)	(3,089,637)	(7,356)	(55,737)

Total income	526,482	18,933,760	69,100	5,091,408

Expenses:
Management fees	79,809	4,711,065	15,004	710,350
Professional fees	21,363	58,039	20,501	27,832
Insurance	792	29,826	–	2,708
Trustees’ fees and expenses	473	22,237	134	2,254
Reports to shareholders	8,391	76,167	7,827	18,072
Indicative optimized portfolio value fee	7,462	7,462	7,976	9,632
Custodian fees	35,834	1,127,179	10,225	231,704
Registration fees	3,776	23,414	2,152	9,251
Transfer agent fees	1,214	1,214	1,140	1,214
Fund accounting fees	17,868	82,233	8,925	17,868
Interest	1,411	31,191	1,741	30,378
Other	2,290	17,107	1,046	5,608

Total expenses	180,683	6,187,134	76,671	1,066,871
Waiver of management fees	(79,809)	(314,183)	(15,004)	–
Expenses assumed by the Adviser	(3,525)	–	(39,821)	–

Net expenses	97,349	5,872,951	21,846	1,066,871

Net investment income	429,133	13,060,809	47,254	4,024,537

Net realized gain (loss) on:
Investments – unaffiliated issuers	(3,414,189)	(190,876,585)	(619,545)	(21,994,963)
Investments – affiliated issuers	–	–	–	(4,321,020)
In-kind redemptions	(448,191)	9,742,736	–	769,630
Foreign currency transactions and foreign denominated assets and liabilities	(4,629)	(45,821)	(25)	(292,369)

Net realized loss	(3,867,009)	(181,179,670)	(619,570)	(25,838,722)

Change in unrealized appreciation (depreciation) on:
Investments	6,657,100	91,901,519	(716,021)	64,235,770
Forward foreign currency contracts and foreign denominated assets and liabilities	5,150	10,620	84	(480)

Change in net unrealized appreciation (depreciation)	6,662,250	91,912,139	(715,937)	64,235,290

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,224,374	$(76,206,722)	$(1,288,253)	$42,421,105

See Notes to Financial Statements

[This page intentionally left blank.]

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$2,046,704	$2,553,764	$6,909,159	$15,289,279
Net realized gain (loss)	(1,972,642)	(2,304,276)	(10,726,792)	21,565,146
Change in net unrealized appreciation (depreciation)	3,461,885	(24,935,819)	5,986,774	(308,235,296)

Net increase (decrease) in net assets resulting from operations	3,535,947	(24,686,331)	2,169,141	(271,380,871)

Dividends and Distributions to shareholders:
Dividends from net investment income	–	(2,378,950)	–	(15,763,800)
Distributions from net realized capital gains	–	–	–	(56,597,400)

Total Dividends and Distributions	–	(2,378,950)	–	(72,361,200)

Share transactions:**
Proceeds from sale of shares	10,193,230	17,485,630	142,611,490	51,841,768
Cost of shares redeemed	–	(34,097,503)	(189,528,903)	(273,641,668)

Increase (decrease) in net assets resulting from share transactions	10,193,230	(16,611,873)	(46,917,413)	(221,799,900)

Total increase (decrease) in net assets	13,729,177	(43,677,154)	(44,748,272)	(565,541,971)
Net Assets, beginning of period	63,838,037	107,515,191	512,574,981	1,078,116,952

Net Assets, end of period†	$77,567,214	$63,838,037	$467,826,709	$512,574,981

† Including undistributed (accumulated) net investment income (loss)	$2,028,018	$(18,686)	$8,428,366	$1,519,207

** Shares of Common Stock Issued (no par value)
Shares sold	350,000	500,000	3,300,000	950,000
Shares redeemed	–	(1,150,000)	(4,600,000)	(5,700,000)

Net increase (decrease)	350,000	(650,000)	(1,300,000)	(4,750,000)

*	Commencement of operations

See Notes to Financial Statements

China ETF		Colombia ETF		Egypt Index ETF

For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Period March 14, 2011* through December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

(unaudited)		(unaudited)		(unaudited)

$(59,182)	$(135,925)	$22,765	$17,137	$806,059	$1,165,687
(710,822)	(2,613,808)	(30,282)	(59,199)	(2,508,070)	(8,948,020)
1,202,544	(1,905,054)	100,006	(284,380)	12,503,226	(18,756,592)

432,540	(4,654,787)	92,489	(326,442)	10,801,215	(26,538,925)

–	–	–	(14,000)	–	(1,091,250)
–	–	–	–	–	–

–	–	–	(14,000)	–	(1,091,250)

3,479,479	3,775,866	895,509	1,990,711	1,150,024	68,898,986
(3,174,451)	(3,386,578)	–	–	(6,735,948)	(16,001,572)

305,028	389,288	895,509	1,990,711	(5,585,924)	52,897,414

737,568	(4,265,499)	987,998	1,650,269	5,215,291	25,267,239
15,138,575	19,404,074	1,650,269	–	36,154,620	10,887,381

$15,876,143	$15,138,575	$2,638,267	$1,650,269	$41,369,911	$36,154,620

$(171,994)	$(112,812)	$17,532	$(5,213)	$802,301	$(3,758)

100,000	100,000	50,000	100,000	100,000	4,400,000
(100,000)	(100,000)	–	–	(550,000)	(1,200,000)

–	–	50,000	100,000	(450,000)	3,200,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Germany Small-Cap ETF		Gulf States Index ETF

	For the Six Months Ended June 30, 2012	For the Period April 4, 2011* through December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$84,749	$25,097	$366,222	$574,402
Net realized gain (loss)	(73,515)	(121,997)	(356,665)	(2,650,295)
Change in net unrealized appreciation (depreciation)	194,863	(1,081,136)	45,010	(421,596)

Net increase (decrease) in net assets resulting from operations	206,097	(1,178,036)	54,567	(2,497,489)

Dividends and Distributions to shareholders:
Dividends from net investment income	–	(21,450)	–	(560,000)
Distributions from net realized capital gains	–	–	–	–

Total Dividends and Distributions	–	(21,450)	–	(560,000)

Share transactions:**
Proceeds from sale of shares	2,014,882	3,848,066	–	2,386,896
Cost of shares redeemed	–	(25)	(3,064,727)	(7,391,457)

Increase (decrease) in net assets resulting from share transactions	2,014,882	3,848,041	(3,064,727)	(5,004,561)

Total increase (decrease) in net assets	2,220,979	2,648,555	(3,010,160)	(8,062,050)
Net Assets, beginning of period	2,648,555	–	14,069,792	22,131,842

Net Assets, end of period†	$4,869,534	$2,648,555	$11,059,632	$14,069,792

† Including undistributed (accumulated) net investment income (loss)	$84,589	$(160)	$317,128	$(49,094)

** Shares of Common Stock Issued (no par value)
Shares sold	100,000	150,000	–	100,000
Shares redeemed	–	–	(150,000)	(350,000)

Net increase (decrease)	100,000	150,000	(150,000)	(250,000)

*	Commencement of operations
(a)	Represents Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

India Small-Cap Index ETF (a)		Indonesia Index ETF		Indonesia Small- Cap ETF

For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Period March 20, 2012* through June 30, 2012

(unaudited)		(unaudited)		(unaudited)

$(10,705)	$339,431	$6,596,554	$7,626,802	$3,971
(5,172,627)	(18,865,204)	(5,686,531)	69,368,015	(227,458)
7,772,530	(18,767,769)	(28,188,538)	(122,848,421)	(576,206)

2,589,198	(37,293,542)	(27,278,515)	(45,853,604)	(799,693)

–	(560,000)	–	(7,497,150)	–
–	(17,500)	–	–	–

–	(577,500)	–	(7,497,150)	–

13,647,116	26,938,335	138,636,706	385,829,015	5,030,178
(2,927,115)	(11,844,349)	(222,277,287)	(484,674,177)	–

10,720,001	15,093,986	(83,640,581)	(98,845,162)	5,030,178

13,309,199	(22,777,056)	(110,919,096)	(152,195,916)	4,230,485
30,880,698	53,657,754	471,304,243	623,500,159	–

$44,189,897	$30,880,698	$360,385,147	$471,304,243	$4,230,485

$(420,081)	$(409,376)	$6,458,728	$(137,826)	$3,971

1,100,000	1,600,000	4,700,000	23,500,000	250,000
(300,000)	(750,000)	(8,050,000)	(14,150,000)	–

800,000	850,000	(3,350,000)	9,350,000	250,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Latin America Small-Cap Index ETF		Poland ETF

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

	(unaudited)		(unaudited)
Operations:
Net investment income	$125,789	$265,507	$429,133	$1,571,264
Net realized gain (loss).	(506,948)	(1,774,973)	(3,867,009)	(4,568,584)
Change in net unrealized appreciation (depreciation)	632,552	(5,855,923)	6,662,250	(19,837,421)

Net increase (decrease) in net assets resulting from operations	251,393	(7,365,389)	3,224,374	(22,834,741)

Dividends and Distributions to shareholders:
Dividends from net investment income	–	(320,450)	–	(1,470,300)
Distributions from net realized capital gains	–	(198,900)	–	–

Total Dividends and Distributions	–	(519,350)	–	(1,470,300)

Share transactions:**
Proceeds from sale of shares	–	3,223,461	1,816,894	34,276,326
Cost of shares redeemed	(2,389,637)	(7,123,338)	(3,069,017)	(31,778,931)

Increase (decrease) in net assets resulting from share transactions	(2,389,637)	(3,899,877)	(1,252,123)	2,497,395

Total increase (decrease) in net assets	(2,138,244)	(11,784,616)	1,972,251	(21,807,646)
Net Assets, beginning of period	14,180,908	25,965,524	31,034,340	52,841,986

Net Assets, end of period†	$12,042,664	$14,180,908	$33,006,591	$31,034,340

† Including undistributed (accumulated) net investment income (loss)	$315,206	$189,417	$422,365	$(6,768)

** Shares of Common Stock Issued (no par value)
Shares sold	–	100,000	100,000	1,200,000
Shares redeemed	(100,000)	(250,000)	(150,000)	(1,350,000)

Net increase (decrease)	(100,000)	(150,000)	(50,000)	(150,000)

*	Commencement of operations

See Notes to Financial Statements

Russia ETF		Russia Small-Cap ETF		Vietnam ETF

For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Period April 13, 2011* through December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

(unaudited)		(unaudited)		(unaudited)

$13,060,809	$34,275,909	$47,254	$13,252	$4,024,537	$2,587,832
(181,179,670)	46,908,443	(619,570)	(471,360)	(25,838,722)	(55,941,164)
91,912,139	(938,559,103)	(715,937)	(1,264,966)	64,235,290	(83,947,822)

(76,206,722)	(857,374,751)	(1,288,253)	(1,723,074)	42,421,105	(137,301,154)

–	(34,018,000)	–	(14,000)	–	(2,176,050)
–	–	–	–	–	–

–	(34,018,000)	–	(14,000)	–	(2,176,050)

399,195,161	1,399,225,892	7,312,289	4,909,108	77,181,491	155,648,051
(250,910,547)	(1,558,795,593)	–	–	(16,830,358)	(60,940,495)

148,284,614	(159,569,701)	7,312,289	4,909,108	60,351,133	94,707,556

72,077,892	(1,050,962,452)	6,024,036	3,172,034	102,772,238	(44,769,648)
1,557,002,236	2,607,964,688	3,172,034	–	198,524,592	243,294,240

$1,629,080,128	$1,557,002,236	$9,196,070	$3,172,034	$301,296,830	$198,524,592

$13,234,140	$173,331	$46,546	$(708)	$4,035,796	$11,259

12,900,000	36,100,000	450,000	200,000	4,100,000	7,050,000
(9,650,000)	(46,550,000)	–	–	(900,000)	(3,200,000)

3,250,000	(10,450,000)	450,000	200,000	3,200,000	3,850,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Africa Index ETF

	For the Six Months Ended June 30, 2012					For the Period July 10, 2008(a) through December 31, 2008

			For the Year Ended December 31,

			2011	2010	2009

	(unaudited)
Net asset value, beginning of period	$26.06		$34.68	$28.15	$21.64	$40.25

Income from investment operations:
Net investment income	0.73		1.00	0.44	0.16	0.27
Net realized and unrealized gain (loss) on investments	0.91		(8.65)	6.47	6.58	(18.69)

Total from investment operations	1.64		(7.65)	6.91	6.74	(18.42)

Less:
Dividends from net investment income	–		(0.97)	(0.38)	(0.23)	(0.19)

Net asset value, end of period	$27.70		$26.06	$34.68	$28.15	$21.64

Total return (b)	6.29	%(c)	(22.06)%	24.57%	31.15%	(45.76	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$77,567		$63,838	$107,515	$36,591	$4,328
Ratio of gross expenses to average net assets	1.00	%(d)	1.07%	0.95%	1.43%	3.15	%(d)
Ratio of net expenses to average net assets	0.79	%(d)	0.81%	0.83%	0.84%	0.88	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.78	%(d)	0.81%	0.83%	0.83%	0.83	%(d)
Ratio of net investment income to average net assets	5.55	%(d)	2.61%	1.63%	0.93%	2.39	%(d)
Portfolio turnover rate	11	%(c)	24%	19%	30%	16	%(c)

	Brazil Small-Cap ETF

	For the Six Months Ended June 30, 2012				For the Period May 12, 2009(a) through December 31, 2009

			For the Year Ended December 31,

			2011	2010

	(unaudited)
Net asset value, beginning of period	$36.35		$57.19	$48.39	$24.74

Income from investment operations:
Net investment income	0.55		1.04	0.72	0.13
Net realized and unrealized gain (loss) on investments	(0.35)		(16.75)	11.65	23.97

Total from investment operations	0.20		(15.71)	12.37	24.10

Less:
Dividends from net investment income	–		(1.12)	(0.78)	(0.20)
Distributions from net realized gains	–		(4.01)	(2.79)	(0.25)

Total Dividends and Distributions	–		(5.13)	(3.57)	(0.45)

Net asset value, end of period	$36.55		$36.35	$57.19	$48.39

Total return (b)	0.55	%(c)	(27.47)%	25.57%	97.42	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$467,827		$512,575	$1,078,117	$699,245
Ratio of gross expenses to average net assets	0.65	%(d)	0.62%	0.65%	0.71	%(d)
Ratio of net expenses to average net assets	0.61	%(d)	0.62%	0.65%	0.71	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.59	%(d)	0.62%	0.64%	0.71	%(d)
Ratio of net investment income to average net assets	2.23	%(d)	1.82%	1.67%	1.01	%(d)
Portfolio turnover rate	45	%(c)	64%	84%	72	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	China ETF

	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011		For the Period October 13, 2010(a) through December 31, 2010

	(unaudited)
Net asset value, beginning of period	$30.28		$38.81		$40.75

Income from investment operations:
Net investment loss	(0.12)		(0.27)		(0.07)
Net realized and unrealized gain (loss) on investments	1.59		(8.26)		(0.77)

Total from investment operations	1.47		(8.53)		(0.84)

Less:
Dividends from net investment income	–		–		(1.08)
Return of capital	–		–		(0.02)

Total Dividends and Distributions	–		–		(1.10)

Net asset value, end of period	$31.75		$30.28		$38.81

Total return (b)	4.85	%(c)	(21.98)%		(2.00	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,876		$15,139		$19,404
Ratio of gross expenses to average net assets	1.45	%(d)	1.71%		1.11	%(d)
Ratio of net expenses to average net assets	0.73	%(d)	0.72%		0.72	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.72	%(d)	0.72%		0.72	%(d)
Ratio of net investment loss to average net assets	(0.71	)%(d)	(0.71)%		(0.70	)%(d)
Portfolio turnover rate	0	%(c)	0%		0	%(c)

	Colombia ETF

	For the Six Months Ended June 30, 2012		For the Period March 14, 2011(a) through December 31, 2011

	(unaudited)
Net asset value, beginning of period	$16.50		$19.98

Income from investment operations:
Net investment income	0.17		0.17
Net realized and unrealized gain (loss) on investments	0.92		(3.51)

Total from investment operations	1.09		(3.34)

Less:
Dividends from net investment income	–		(0.14)

Net asset value, end of period	$17.59		$16.50

Total return (b)	6.61	%(c)	(16.72	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,638		$1,650
Ratio of gross expenses to average net assets	5.58	%(d)	10.58	%(d)
Ratio of net expenses to average net assets	0.75	%(d)	0.75	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.75	%(d)	0.75	%(d)
Ratio of net investment income to average net assets	2.29	%(d)	1.13	%(d)
Portfolio turnover rate	18	%(c)	22	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Egypt Index ETF

	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011		For the Period February 16, 2010(a) through December 31, 2010

	(unaudited)
Net asset value, beginning of period	$9.64		$19.80		$20.57

Income from investment operations:
Net investment income	0.24		0.35		0.13
Net realized and unrealized gain (loss) on investments	2.66		(10.22)		(0.74)

Total from investment operations	2.90		(9.87)		(0.61)

Less:
Dividends from net investment income	–		(0.29)		(0.16)

Net asset value, end of period	$12.54		$9.64		$19.80

Total return (b)	30.08	%(c)	(49.84)%		(2.98	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$41,370		$36,155		$10,887
Ratio of gross expenses to average net assets	1.19	%(d)	1.20%		4.14	%(d)
Ratio of net expenses to average net assets	0.97	%(d)	0.94%		0.94	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.94	%(d)	0.94%		0.94	%(d)
Ratio of net investment income to average net assets	3.60	%(d)	2.40%		1.57	%(d)
Portfolio turnover rate	27	%(c)	54%		49	%(c)

	Germany Small-Cap ETF

	For the Six Months Ended June 30, 2012		For the Period April 4, 2011(a) through December 31, 2011

	(unaudited)
Net asset value, beginning of period	$17.66		$25.37

Income from investment operations:
Net investment income	0.34		0.17
Net realized and unrealized gain (loss) on investments	1.48		(7.74)

Total from investment operations	1.82		(7.57)

Less:
Dividends from net investment income	–		(0.14)

Net asset value, end of period	$19.48		$17.66

Total return (b)	10.31	%(c)	(29.83	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,870		$2,649
Ratio of gross expenses to average net assets	4.20	%(d)	8.62	%(d)
Ratio of net expenses to average net assets	0.55	%(d)	0.55	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55	%(d)
Ratio of net investment income to average net assets	4.84	%(d)	1.20	%(d)
Portfolio turnover rate	19	%(c)	17	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Gulf States Index ETF

	For the Six Months Ended June 30, 2012					For the Period July 22, 2008(a) through December 31, 2008

			For theYear Ended December 31,

			2011	2010	2009

	(unaudited)
Net asset value, beginning of period	$20.10		$23.30	$19.04	$18.05	$40.06

Income from investment operations:
Net investment income (loss)	0.65		0.80	0.21	0.25	(0.10)
Net realized and unrealized gain (loss) on investments	(0.64)		(3.20)	4.28	0.92	(21.91)

Total from investment operations	0.01		(2.40)	4.49	1.17	(22.01)

Less:
Dividends from net investment income	–		(0.80)	(0.23)	(0.18)	–

Net asset value, end of period	$20.11		$20.10	$23.30	$19.04	$18.05

Total return (b)	0.05	%(c)	(10.30)%	23.57%	6.48%	(54.94	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$11,060		$14,070	$22,132	$7,615	$4,511
Ratio of gross expenses to average net assets	2.87	%(d)	1.94%	2.53%	4.64%	2.16	%(d)
Ratio of net expenses to average net assets	0.99	%(d)	0.98%	0.98%	0.99%	1.00	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.98	%(d)	0.98%	0.98%	0.98%	0.98	%(d)
Ratio of net investment income (loss) to average net assets	5.88	%(d)	2.69%	1.71%	1.48%	(0.94	)%(d)
Portfolio turnover rate	9	%(c)	29%	18%	43%	13	%(c)

	India Small-Cap Index ETF

	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011	For the Period August 24, 2010(a) through December 31, 2010

	(unaudited)
Net asset value, beginning of period	$8.82		$20.25	$19.70

Income from investment operations:
Net investment income (loss)	0.02		0.10	(0.01)
Net realized and unrealized gain (loss) on investments	1.44		(11.36)	0.56

Total from investment operations	1.46		(11.26)	0.55

Less:
Dividends from net investment income	–		(0.16)	–
Distributions from net realized gains	–		(0.01)	–

Total Dividends and Distributions	–		(0.17)	–

Net asset value, end of period	$10.28		$8.82	$20.25

Total return (b)	16.55	%(c)	(55.63)%	2.79	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$44,190		$30,881	$53,658
Ratio of gross expenses to average net assets	1.89	%(d)	1.72%	1.46	%(d)
Ratio of net expenses to average net assets	0.93	%(d)	0.85%	0.85	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.85	%(d)	0.85%	0.85	%(d)
Ratio of net investment income (loss) to average net assets	(0.05	)%(d)	0.67%	(0.17	)%(d)
Portfolio turnover rate	26	%(c)	76%	29	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Indonesia Index ETF #

	For the Six Months Ended June 30, 2012				For the Period January 15, 2009(a) through December 31, 2009
			For the Year Ended December 31,

			2011	2010

	(unaudited)
Net asset value, beginning of period	$28.48		$28.87	$20.68	$8.30

Income from investment operations:
Net investment income	0.50		0.15	0.25	0.09
Net realized and unrealized gain (loss) on investments	(1.68)		(0.09)	8.21	12.35

Total from investment operations	(1.18)		0.06	8.46	12.44

Less:
Dividends from net investment income	–		(0.45)	(0.27)	(0.06)

Net asset value, end of period	$27.30		$28.48	$28.87	$20.68

Total return (b)	(4.14	)%(c)	0.22%	40.94%	149.94	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$360,385		$471,304	$623,500	$201,600
Ratio of gross expenses to average net assets	0.67	%(d)	0.64%	0.60%	0.72	%(d)
Ratio of net expenses to average net assets	0.60	%(d)	0.61%	0.60%	0.71	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.59	%(d)	0.61%	0.60%	0.71	%(d)
Ratio of net investment income to average net assets	2.59	%(d)	1.43%	1.31%	1.31	%(d)
Portfolio turnover rate	11	%(c)	18%	31%	26	%(c)

	Indonesia Small-Cap ETF

	For the Period March 20, 2012(a) through June 30, 2012

	(unaudited)
Net asset value, beginning of period	$19.89

Income from investment operations:
Net investment income	0.02
Net realized and unrealized loss on investments	(2.99)

Total from investment operations	(2.97)

Net asset value, end of period	$16.92

Total return (b)	(14.93	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,230
Ratio of gross expenses to average net assets	2.43	%(d)
Ratio of net expenses to average net assets	0.61	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.61	%(d)
Ratio of net investment income to average net assets	0.34	%(d)
Portfolio turnover rate	27	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
#

On February 1, 2011, the Fund effected a stock split as described in the Notes to Financial Statements (See Note 12). Per share data prior to this date has been adjusted to give effect to the stock split.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Latin America Small-Cap Index ETF

	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011	For the Period April 6, 2010(a) through December 31, 2010

	(unaudited)
Net asset value, beginning of period	$21.82		$32.46	$24.91

Income from investment operations:
Net investment income	0.28		0.39	0.06
Net realized and unrealized gain (loss) on investments	(0.20)		(10.23)	7.70

Total from investment operations	0.08		(9.84)	7.76

Less:
Dividends from net investment income	–		(0.49)	(0.21)
Distributions from net realized gains	–		(0.31)	–

Total Dividends and Distributions	–		(0.80)	(0.21)

Net asset value, end of period	$21.90		$21.82	$32.46

Total return (b)	0.37	%(c)	(30.32)%	31.17	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$12,043		$14,181	$25,966
Ratio of gross expenses to average net assets	1.62	%(d)	1.32%	2.87	%(d)
Ratio of net expenses to average net assets	0.64	%(d)	0.63%	0.63	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.63	%(d)	0.63%	0.63	%(d)
Ratio of net investment income to average net assets	1.68	%(d)	1.15%	0.67	%(d)
Portfolio turnover rate	18	%(c)	58%	48	%(c)

	Poland ETF

	For the Six Months Ended June 30, 2012				For the Period November 24, 2009(a) through December 31, 2009
			For the Year Ended December 31,

			2011	2010

	(unaudited)
Net asset value, beginning of period	$17.24		$27.10	$24.08	$24.71

Income from investment operations:
Net investment income (loss)	0.25		0.81	0.23	(0.01)
Net realized and unrealized gain (loss) on investments	1.37		(9.92)	3.02	(0.62)

Total from investment operations	1.62		(9.11)	3.25	(0.63)

Less:
Dividends from net investment income	–		(0.75)	(0.23)	–

Net asset value, end of period	$18.86		$17.24	$27.10	$24.08

Total return (b)	9.40	%(c)	(33.60)%	13.49%	(2.55	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$33,007		$31,034	$52,842	$7,223
Ratio of gross expenses to average net assets	1.13	%(d)	0.84%	0.94%	7.31	%(d)
Ratio of net expenses to average net assets	0.61	%(d)	0.61%	0.67%	0.76	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.60	%(d)	0.61%	0.67%	0.76	%(d)
Ratio of net investment income (loss) to average net assets	2.69	%(d)	2.61%	1.39%	(0.45	)%(d)
Portfolio turnover rate	6	%(c)	27%	35%	9	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Russia ETF

	For the Six Months Ended June 30, 2012						For the Period April 24, 2007(a) through December 31, 2007

			For the Year Ended December 31,

			2011	2010	2009	2008

	(unaudited)
Net asset value, beginning of period	$26.32		$37.47	$31.05	$13.06	$52.29	$39.22

Income from investment operations:
Net investment income	0.21		0.59	0.17	0.08	0.37	0.10
Net realized and unrealized gain (loss) on investments	(0.42)		(11.16)	6.43	17.99	(39.23)	13.08

Total from investment operations	(0.21)		(10.57)	6.60	18.07	(38.86)	13.18

Less:
Dividends from net investment income	–		(0.58)	(0.18)	(0.08)	(0.37)	(0.11)

Net asset value, end of period	$26.11		$26.32	$37.47	$31.05	$13.06	$52.29

Total return (b)	(0.80	)%(c)	(28.20)%	21.27%	138.36%	(74.31)%	33.61	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,629,080		$1,557,002	$2,607,965	$1,409,641	$403,623	$800,069
Ratio of gross expenses to average net assets	0.66	%(d)	0.62%	0.71%	0.80%	0.62%	0.70	%(d)
Ratio of net expenses to average net assets	0.62	%(d)	0.62%	0.65%	0.70%	0.62%	0.69	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.62	%(d)	0.62%	0.65%	0.69%	0.62%	0.69	%(d)
Ratio of net investment income to average net assets	1.39	%(d)	1.25%	0.62%	0.45%	1.27%	0.86	%(d)
Portfolio turnover rate	29	%(c)	29%	16%	29%	23%	33	%(c)

	Russia Small-Cap ETF

	For the Six Months Ended June 30, 2012		For the Period April 13, 2011(a) through December 31, 2011

	(unaudited)
Net asset value, beginning of period	$15.86		$24.96

Income from investment operations:
Net investment income	0.08		0.07
Net realized and unrealized loss on investments	(1.79)		(9.10)

Total from investment operations	(1.71)		(9.03)

Less:
Dividends from net investment income	–		(0.07)

Net asset value, end of period	$14.15		$15.86

Total return (b)	(10.78	)%(c)	(36.18	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$9,196		$3,172
Ratio of gross expenses to average net assets	2.54	%(d)	7.02	%(d)
Ratio of net expenses to average net assets	0.72	%(d)	0.67	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.67	%(d)	0.67	%(d)
Ratio of net investment income to average net assets	1.57	%(d)	0.52	%(d)
Portfolio turnover rate	30	%(c)	41	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Vietnam ETF

	For the Six Months Ended June 30, 2012				For the Period August 11, 2009(a) through December 31, 2009
			For the Year Ended December 31,

			2011	2010

	(unaudited)
Net asset value, beginning of period	$14.76		$25.34	$25.12	$25.04

Income from investment operations:
Net investment income	0.24		0.19	0.40	–	(b)
Net realized and unrealized gain (loss) on investments	3.10		(10.61)	0.16	0.12

Total from investment operations	3.34		(10.42)	0.56	0.12

Less:
Dividends from net investment income	–		(0.16)	(0.34)	–
Distributions from net realized gains	–		–	–	(0.04)

Total Dividends and Distributions	–		(0.16)	(0.34)	(0.04)

Net asset value, end of period	$18.10		$14.76	$25.34	$25.12

Total return (c)	22.63	%(d)	(41.11)%	2.24%	0.46	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$301,297		$198,525	$243,294	$79,139
Ratio of gross expenses to average net assets	0.75	%(e)	0.86%	0.92%	0.96	%(e)
Ratio of net expenses to average net assets	0.75	%(e)	0.76%	0.84%	0.96	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.73	%(e)	0.76%	0.84%	0.96	%(e)
Ratio of net investment income to average net assets	2.83	%(e)	1.00%	2.47%	0.07	%(e)
Portfolio turnover rate	23	%(d)	43%	45%	26	%(d)

(a)	Commencement of operations
(b)	Amount represents less than $0.005 per share
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(d)	Not annualized
(e)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2012 (unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2012, offers forty nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Africa Index ETF, Brazil Small-Cap ETF, China ETF, Colombia ETF, Egypt Index ETF, Germany Small-Cap ETF, Gulf States Index ETF, India Small-Cap Index ETF, Indonesia Index ETF, Indonesia Small-Cap ETF, Latin America Small-Cap Index ETF, Poland ETF, Russia ETF, Russia Small-Cap ETF and Vietnam ETF (each a “Fund” and, together, the “Funds”). India Small-Cap Index ETF makes its investments through the India Small-Cap Mauritius Fund (the “Subsidiary”), a wholly-owned subsidiary organized in the Republic of Mauritius. Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored by the Dow Jones Indexes, China Securities Index Co. Ltd. and Market Vectors Index Solutions GmbH, a wholly-owned subsidiary of the Adviser.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

Africa Index ETF	July 10, 2008	Dow Jones Africa Titans 50 IndexSM
Brazil Small-Cap ETF	May 12, 2009	Market Vectors Brazil Small-Cap Index*
China ETF	October 13, 2010	CSI 300 Index
Colombia ETF	March 14, 2011	Market Vectors Colombia Index*
Egypt Index ETF	February 16, 2010	Market Vectors Egypt Index*
Germany Small-Cap ETF	April 4, 2011	Market Vectors Germany Small-Cap Index*
Gulf States Index ETF	July 22, 2008	Dow Jones GCC Titans 40 IndexSM
India Small-Cap Index ETF	August 24, 2010	Market Vectors India Small-Cap Index*
Indonesia Index ETF	January 15, 2009	Market Vectors Indonesia Index*
Indonesia Small-Cap ETF	March 20, 2012	Market Vectors Indonesia Small-Cap Index*
Latin America Small-Cap Index ETF	April 6, 2010	Market Vectors Latin America Small-Cap Index*
Poland ETF	November 24, 2009	Market Vectors Poland Index*
Russia ETF	April 24, 2007	Market Vectors Russia Index*
Russia Small-Cap ETF	April 13, 2011	Market Vectors Russia Small-Cap Index*
Vietnam ETF	August 11, 2009	Market Vectors Vietnam Index*

* Published by Market Vectors Index Solutions GmbH.

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.

Basis for Consolidation–The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and is currently a wholly-owned subsidiary and acts as an investment vehicle for the India Small-Cap Index ETF (the “SCIF”) in order to effect certain investments on behalf of the SCIF. The SCIF is the sole shareholder of the Subsidiary, and it is intended that the SCIF will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the SCIF include the financial results of its wholly-owned subsidiary. All material intercompany accounts and transactions have been eliminated.

C.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.

Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

F.

Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

G.

Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The national amount of the swap position reflected in the Schedule of Investments is indicative of the volume of swap activity during the year. Details of this disclosure are found below:

At June 30, 2012, China ETF had the following derivatives (not designated as hedging instruments under GAAP):

Liability derivatives Equity risk

Swap contracts, at value[1]	$668,891

[1]	Statements of Assets and Liabilities location: Swap contracts, at value

For China ETF, the impact of transactions in derivative instruments, during the period ended June 30, 2012, were as follows:

Equity risk

Realized loss:
Swap contracts[2]	$(710,822)
Change in unrealized appreciation:
Swap contracts[3]	1,202,544

[2]	Statements of Operations location: Net realized loss on investments
[3]	Statements of Operations location: Change in unrealized appreciation on investments

Forward Foreign Currency Contracts—The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in realized gain (loss) on forward foreign currency contracts and foreign currency transactions. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Funds had no forward foreign currency contracts during the period ended June 30, 2012.

Swap Agreements—The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized over the contract’s term/event. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds, other than China ETF, had no outstanding swaps contracts during the period ended June 30, 2012. China ETF invests in the following type of swap:

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Outstanding total return swaps for the China ETF at June 30, 2012 are reflected in the Schedule of Investments.

H.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2013, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

The expense caps and the amounts waived/assumed by the Adviser for the period ended June 30, 2012, are as follows:

Fund	Expense Cap		Waiver of Management Fees	Expenses Assumed by the Adviser

Africa Index ETF	0.78%		$76,004	$–
Brazil Small-Cap ETF	0.59		123,809	–
China ETF	0.72		41,708	18,370
Colombia ETF	0.75		4,961	43,081
Egypt Index ETF	0.94		49,702	–
Germany Small-Cap ETF	0.55		8,727	55,256
Gulf States Index ETF	0.98		31,190	85,861
India Small-Cap Index ETF	0.85		117,776	109,605
Indonesia Index ETF	0.57	*	176,945	–
Indonesia Small-Cap ETF	0.61		5,871	15,534
Latin America Small-Cap Index ETF	0.63		37,440	36,026
Poland ETF	0.60		79,809	3,525
Russia ETF	0.62		314,183	–
Russia Small-Cap ETF	0.67		15,004	39,821
Vietnam ETF	0.76		–	–

*	The Fund expense cap prior to May 1, 2012 for Indonesia Index ETF was 0.60%.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments—For the period ended June 30, 2012, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Africa Index ETF	$15,018,624	$8,016,796
Brazil Small-Cap ETF	272,902,033	310,505,481
China ETF	–	–
Colombia ETF	974,302	373,231
Egypt Index ETF	12,311,266	14,555,690
Germany Small-Cap ETF	754,881	665,951
Gulf States Index ETF	1,111,702	3,709,828
India Small-Cap Index ETF	22,420,925	11,844,632
Indonesia Index ETF	59,176,550	52,589,944
Indonesia Small-Cap ETF	1,122,544	1,135,632
Latin America Small-Cap Index ETF	2,701,435	3,776,726
Poland ETF	2,461,171	2,080,702
Russia ETF	593,076,295	541,056,002
Russia Small-Cap ETF	3,906,273	1,720,627
Vietnam ETF	114,144,503	62,169,272

Note 5—Income Taxes—As of June 30, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Africa Index ETF	$86,885,079	$4,140,564	$(12,520,789)	$(8,380,225)
Brazil Small-Cap ETF	568,713,580	73,642,076	(159,212,016)	(85,569,940)
China ETF	10,364,170	–	–	–
Colombia ETF	2,915,039	107,041	(296,581)	(189,540)
Egypt Index ETF	50,759,383	1,422,860	(9,749,440)	(8,326,580)
Germany Small-Cap ETF	5,841,718	123,803	(1,017,044)	(893,241)
Gulf States Index ETF	12,337,364	1,674,533	(2,877,686)	(1,203,153)
India Small-Cap Index ETF	64,332,624	2,676,635	(21,927,155)	(19,250,520)
Indonesia Index ETF	414,207,129	9,236,429	(63,015,368)	(53,778,939)
Indonesia Small-Cap ETF	4,789,821	58,015	(634,246)	(576,231)
Latin America Small-Cap Index ETF	15,178,506	1,023,587	(3,726,606)	(2,703,019)
Poland ETF	43,243,783	611,500	(10,919,467)	(10,307,967)
Russia ETF	2,540,272,251	46,428,438	(647,259,708)	(600,831,270)
Russia Small-Cap ETF	11,249,589	7,839	(2,004,021)	(1,996,182)
Vietnam ETF	348,589,418	15,056,921	(62,773,252)	(47,716,331)

No dividends or distribution have been paid this year. The tax character of dividends paid to shareholders during the year ended December 31, 2011 is as follows:

	2011 Dividends

Fund	Ordinary Income	Long-Term Capital Gains

Africa Index ETF	$2,378,950	$–
Brazil Small-Cap ETF*	18,541,500	53,819,700
China ETF	–	–
Colombia ETF	14,000	–
Egypt Index ETF	1,091,250	–
Germany Small-Cap ETF	21,450	–
Gulf States Index ETF	560,000	–
India Small-Cap Index ETF*	577,500	–
Indonesia Index ETF*	7,497,150	–
Latin America Small-Cap Index ETF*	519,350	–
Poland ETF	1,470,300	–
Russia ETF	34,018,000	–
Russia Small-Cap ETF	14,000	–
Vietnam ETF	2,176,050	–

* Includes short-term capital gains

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended December 31, 2008-2011), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

At December 31, 2011, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Post-Effective – No Expiration Short-Term Capital Losses	Post-Effective – No Expiration Long-Term Capital Losses	Amount Expiring in the Year Ended December 31, 2018	Amount Expiring in the Year Ended December 31, 2017	Amount Expiring in the Year Ended December 31, 2016	Amount Expiring in the Year Ended December 31, 2015

Africa Index ETF	$2,307,439	$1,154,882	$1,095,985	$951,177	$163,267	$–
Brazil Small-Cap ETF	–	–	–	–	–	–
China ETF	–	–	–	–	–	–
Colombia ETF	37,036	–	–	–	–	–
Egypt Index ETF	4,148,881	734,848	128,400	–	–	–
Germany Small-Cap ETF	47,805	–	–	–	–	–
Gulf States Index ETF	388,045	1,781,485	835,393	1,233,252	6,741	–
India Small-Cap Index EF	8,048,906	285,983	–	–	–	–
Indonesia Index ETF	7,892,791	276,916	2,845,870	–	–	–
Latin America Small-Cap Index ETF	759,753	32,438	–	–	–	–
Poland ETF	1,008,368	699,090	171,326	–	–	–
Russia ETF	52,859,423	68,361,816	121,306,708	349,754,000	19,808,213	1,049,748
Russia Small-Cap ETF	456,660	–	–	–	–	–
Vietnam ETF	9,821,193	21,996,319	1,860,199	–	–	–

Note 6–Capital Share Transactions–As of June 30, 2012, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares (except for China ETF which has Creation Units consisting of 100,000 shares), or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended June 30, 2012, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Africa Index ETF	$5,059,044	$–
Brazil Small-Cap ETF	15,119,421	15,956,184
China ETF	–	–
Colombia ETF	314,102	–
Egypt Index ETF	317,688	1,827,760
Germany Small-Cap ETF	2,010,571	–
Gulf States Index ETF	–	55,790
India Small-Cap Index ETF	247,701	68,772
Indonesia Index ETF	138,001,089	221,495,451
Indonesia Small-Cap ETF	5,030,610	–
Latin America Small-Cap Index ETF	–	1,146,920
Poland ETF	1,817,164	3,068,955
Russia ETF	332,337,649	222,378,449
Russia Small-Cap ETF	5,181,008	–
Vietnam ETF	13,854,376	2,964,372

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York (“BNY Mellon”), the securities lending agent and also the Fund’s custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedule of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Dreyfus Government Cash Management Fund, Bank of New York Overnight Government Fund and the Bank of New York Institutional Cash Reserve (“BNY Fund”). Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Africa Index ETF	$973,343	$1,030,727
Brazil Small-Cap ETF	2,269,747	15,563,067
Egypt Index ETF	1,961,228	3,135,257
Germany Small-Cap ETF	261,817	275,542
Latin America Small-Cap Index ETF	346,170	360,677
Russia ETF	294,604,419	310,039,643
Russia Small-Cap ETF	895,745	942,645

Note 10–Bank Line of Credit–Certain Funds may participate in a $130 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2012, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of June 30, 2012

Africa Index ETF	98	$728,566	1.90%	$1,034,001
Brazil Small-Cap ETF	106	5,517,914	1.90	17,723,000
Egypt Index ETF	91	1,156,485	1.90	908,000
Gulf States Index ETF	8	28,719	1.89	–
India Small-Cap Index ETF	65	2,209,356	1.88	2,629,999
Indonesia Index ETF	129	1,884,497	1.89	2,830,371
Latin America Small-Cap ETF	17	147,602	1.91	–
Poland ETF	10	296,800	1.91	168,001
Russia ETF	92	6,020,884	1.90	4,215,000
Vietnam ETF	66	7,564,759	1.90	–

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 11–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2012, the Funds did not have any expense offsets to reduce custodial fees.

Note 12–Stock Split–On January 19, 2011, the Adviser announced the Board of Trustees approved a 3 for 1 stock split of the Indonesia Index ETF. This split took place for shareholders of record as of the close of business on January 28, 2011 and was payable on January 31, 2011. Fund shares began trading on the split adjusted NAV on February 1, 2011.

Note 13–Recent Accounting Pronouncements–In December 2011, the Financial Accounting Standards Board issued Accounting standards Update No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either: (1) offset in according with GAAP, or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The new guidance is effective for periods beginning on or after January 1, 2013. Management is currently evaluating the implications of this change and its impact on the Funds’ financial statements.

Note 14–Subsequent Event Review–The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 17, 2012, the Adviser has obtained a Qualified Foreign Institutional Investor (“QFII”) license and has been granted an A-share Quota of $100 million, which if not used within a limited time period, may be lost or reduced. Subject to liquidity and repatriation issues, the Adviser, on behalf of China ETF, may invest in A-shares and other permitted China securities listed on the Shenzhen and Shanghai Stock Exchanges up to the specified A-share Quota. Since China ETF does not satisfy the criteria to qualify as a QFII itself, in order for the Fund to invest directly in A-shares, it must do so via the Adviser’s A-share Quota.

On July 31, 2012, at a special meeting for shareholders of China ETF, shareholders voted on a proposal to approve reliance upon an order from the Securities and Exchange Commission exempting Market Vectors ETF Trust and the Adviser from certain provisions of the Investment Company Act of 1940 that would permit the Adviser to enter into new sub-advisory agreements with unaffiliated sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders. Results of the Special Meeting are as follows:

For	Against	Abstain
241,825	2,897	24,692

The Indian Finance Minister announced the introduction of a general anti-avoidance rule (“GAAR”) in the Indian tax law in the 2012/2013 Budget. GAAR would be applicable where the main purpose of an arrangement is tax avoidance and would empower Indian tax authorities to declare such arrangement as an impermissible avoidance arrangement. Presently, GAAR is expected to become effective on April 1, 2013. A special committee was constituted by the Indian Revenue authorities to provide clarity and guidance on the application and implementation of GAAR and have submitted preliminary recommendations. As the rules and guidelines have not yet been issued by the Revenue authorities, the Adviser cannot assess whether the India Small-Cap Index ETF, investing through its Mauritius Subsidiary, will fall within the scope of the GAAR provision.

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held on June 7, 2012 (the “Meeting”), the Board, including all of the Independent Trustees, approved investment management agreements between the Trust and the Adviser (each an “Investment Management Agreement”) with respect to Market Vectors Saudi Arabia ETF and Saudi Arabia Small-Cap ETF (the “Funds”).

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions with management of the Funds and the Adviser at the Meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of at least one year following the effective date of each Fund’s respective registration statement. The Trustees also considered information with respect to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s views of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each Fund, including any it may receive from providing administrative services to each of the Funds and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

***

At a meeting held on June 7, 2012 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of an investment management agreement between the Trust and the Adviser (the “Gold Miners Investment Management Agreement”) with respect to the Market Vectors Gold Miners ETF and the continuation of the investment management agreements between the Trust and the Adviser (the “Equity Investment Management Agreements”) with respect to the Market Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, Business Development Company ETF, Business Development Company/Specialty Finance ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF,

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

Coal ETF, Colombia ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Germany Small-Cap ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gulf States Index ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap Index ETF, Indonesia Index ETF, Indonesia Small-Cap ETF, Junior Gold Miners ETF, Kuwait Index ETF, Latin America Small-Cap Index ETF, Metal Producers ETF, MLP ETF, Mongolia ETF, Municipal Bond Closed-End Fund ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Oil Services ETF, Poland ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (collectively, the “Equity Funds” and along with Market Vectors Gold Miners ETF, the “Funds”). The Gold Miners Investment Management Agreement and the Equity Investment Management Agreements are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2012. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds, information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the Funds generally invest in a narrower or different group of issuers than some or all of the other funds in a Fund’s designated peer group. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with management of the Funds and the Adviser at the Renewal Meeting and the May 8, 2012 meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations as of the date of the Renewal Meeting (the “Operating Funds”). In evaluating an Operating Fund’s performance, the Trustees assessed the Operating Funds’ performance based on how well the performance of an Operating Fund tracked the performance of its benchmark index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other exchange-traded funds (“ETFs”). In reviewing the information, the Trustees considered the Adviser’s analysis of any tracking error between each Operating Fund and its relevant benchmark index and concluded that each Operating Fund’s tracking error was within an acceptable range. The Trustees noted that the information provided showed that certain of the Operating Funds had expense ratios (after the effect of any applicable expense limitation) greater than the median of their peer group of funds. The Trustees concluded, however, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Funds and the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable ETFs.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability of Market Vectors Agriculture Producers ETF, Business Development Company ETF, Business Development Company/Specialty Finance ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, Kuwait Index ETF, Metal Producers ETF, MLP ETF, Mongolia ETF, Municipal Bond Closed-End Fund ETF, Nigeria ETF and Nigeria-Focused West Africa ETF to the Adviser because none of those Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements after those Funds had commenced operations. In addition, because none of those Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of those Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2012 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR
MVINTLSAR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))
     that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, VP and CFO
                         --------------------------------
Date September 4, 2012
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date September 4, 2012
     -----------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        -----------------------------------------

Date September 4, 2012
     -----------------